UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2016

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	38

Important Notices	39

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	2.97%	12.10%	2.23%	2.69%
MSCI Emerging Markets Index	—	—	4.49%	11.19%	1.27%	1.84%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions		06/30/1998	06/30/1998	11.92%	1.99%	2.50%
After Taxes on Distributions and Sales of Fund Shares		—	—	7.47	1.95	2.38

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.95%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	1.1%

China Mobile, Ltd.	0.8

Taiwan Semiconductor Manufacturing Co., Ltd.	0.7

Sberbank of Russia PJSC	0.7

MTN Group, Ltd.	0.7

Naspers, Ltd., Class N	0.6

Tencent Holdings, Ltd.	0.6

Grupo Televisa SAB, Series CPO	0.6

Samsung Electronics Co., Ltd.	0.6

Gazprom PJSC ADR	0.6

Total	7.0%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,029.70	$4.86	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.84	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016.

5

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	128,000	$1,328,640
Arcos Dorados Holdings, Inc., Class A(1)	500,800	2,704,320
Banco Macro SA, Class B	130,676	845,754
Banco Macro SA, Class B ADR	300	19,305
Cresud SA ADR(1)	18,602	293,354
Grupo Financiero Galicia SA, Class B ADR	44,000	1,184,480
IRSA Inversiones y Representaciones SA(1)	119,544	222,243
Ledesma SAAI	259,501	275,560
MercadoLibre, Inc.	25,900	4,044,026
Molinos Rio de la Plata SA, Class B(1)	93,310	576,278
Pampa Energia SA ADR(1)	136,160	4,739,730
Siderar SAIC	2,005,200	1,181,536
Transportadora de Gas del Sur SA	252,923	471,800
YPF SA ADR	101,600	1,676,400

		$19,563,426

Bahrain — 0.8%
Ahli United Bank BSC	15,716,342	$9,967,909
Al Salam Bank-Bahrain BSC	14,938,604	4,038,389
GFH Financial Group BSC(1)	11,788,142	6,502,658
Ithmaar Bank BSC(1)	16,428,969	2,039,955

		$22,548,911

Bangladesh — 0.8%
ACI, Ltd.	113,593	$559,146
Aftab Automobiles, Ltd.	378,354	271,508
Al-Arafah Islami Bank, Ltd.	2,070,941	421,871
Bangladesh Export Import Co., Ltd.(1)	4,605,129	1,505,304
Bangladesh Submarine Cable Co., Ltd.	274,602	416,581
BBVA Banco Frances SA	76,594	448,906
Beximco Pharmaceuticals, Ltd.	522,666	537,881
BRAC Bank, Ltd.	318,598	259,609
British American Tobacco Bangladesh Co., Ltd.	41,583	1,301,505
BSRM Steels, Ltd.	1,250,000	1,486,794
City Bank, Ltd. (The)	889,331	308,925
CVO Petrochemical Refinery, Ltd.	70,050	183,894
Grameenphone, Ltd.	656,933	2,373,660
Heidelberger Cement Bangladesh, Ltd.	103,700	712,323
Islami Bank Bangladesh, Ltd.	1,587,087	601,855
Jamuna Oil Co., Ltd.	212,850	494,834
Khulna Power Co., Ltd.	972,814	782,543
Lafarge Surma Cement, Ltd.	396,773	415,264
Lankabangla Finance, Ltd.	594,464	264,667
Malek Spinning Mills, Ltd.	1,020,000	227,244

Security	Shares	Value

Bangladesh (continued)
Meghna Petroleum, Ltd.	210,100	$458,055
National Bank, Ltd.(1)	4,384,609	568,935
Olympic Industries, Ltd.	351,256	1,376,218
Padma Oil Co., Ltd.	175,100	399,040
People’s Leasing and Financial Services, Ltd.(1)	665,379	80,391
Pubali Bank, Ltd.	1,779,933	546,434
Renata, Ltd.	22,958	317,886
Singer Bangladesh, Ltd.	165,593	404,772
Social Islami Bank, Ltd.	2,576,175	605,968
Southeast Bank, Ltd.	1,909,500	452,104
Square Pharmaceuticals, Ltd.	566,670	1,801,998
Summit Power, Ltd.	1,464,390	688,084
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	982,725
Unique Hotel & Resorts, Ltd.	1,004,743	685,552
United Airways Bangladesh, Ltd.(1)	7,278,815	628,090
United Commercial Bank, Ltd.	1,270,726	343,033

		$23,913,599

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$617,001
Botswana Insurance Holdings, Ltd.	801,726	1,316,302
First National Bank of Botswana, Ltd.	7,511,600	2,081,390
Letshego Holdings, Ltd.	16,310,999	3,494,828
Sechaba Breweries Holdings, Ltd.	1,086,400	2,707,119
Sefalana Holding Co.	991,000	1,177,392
Standard Chartered Bank Botswana, Ltd.	850,790	586,987

		$11,981,019

Brazil — 6.2%
AMBEV SA	1,736,625	$8,750,622
B2W Cia Digital(1)	263,000	824,223
Banco Bradesco SA, PFC Shares	680,674	6,064,936
Banco do Brasil SA	312,199	2,694,463
Braskem SA, PFC Shares	301,200	3,169,601
BRF SA	289,766	4,295,698
BRF SA ADR	25,600	377,856
CCR SA	887,700	4,352,995
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,957,396
CETIP SA - Mercados Organizados	155,700	2,133,598
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	236,665
Cia Brasileira de Distribuicao, PFC Shares	43,256	727,645
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,109,247
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,105,832
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	790,530

6	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	$1,569,273
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	379,247
Cia Hering	155,800	723,783
Cia Paranaense de Energia, PFC Shares	107,100	900,315
Cia Siderurgica Nacional SA(1)	147,100	490,379
Cia Siderurgica Nacional SA ADR(1)	62,200	200,906
Cielo SA	1,825,032	15,638,966
Cosan SA Industria e Comercio	137,900	1,616,396
CPFL Energia SA	468,491	3,628,801
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	362,951
Duratex SA	335,583	701,129
EcoRodovias Infraestrutura e Logistica SA	146,900	371,910
EDP-Energias do Brasil SA	344,100	1,416,702
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	714,121
Embraer SA	974,432	4,790,276
Embraer SA ADR	26,152	503,426
Engie Brasil Energia SA	182,700	1,964,697
Equatorial Energia SA	197,000	3,292,715
Estacio Participacoes SA	275,300	1,336,449
Even Construtora e Incorporadora SA	652,400	741,660
Ez Tec Empreendimentos e Participacoes SA	143,494	689,981
Fibria Celulose SA	24,585	240,887
Fibria Celulose SA ADR	54,900	527,589
Gafisa SA	845,200	483,016
Gerdau SA ADR	170,900	536,626
Gerdau SA, PFC Shares	227,900	756,236
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	344,083
Hypermarcas SA	88,100	707,301
Itau Unibanco Holding SA, PFC Shares	623,775	6,487,475
Itausa-Investimentos Itau SA, PFC Shares	1,358,722	3,456,607
JBS SA	444,227	1,555,961
Klabin SA	255,400	1,390,509
Klabin SA, PFC Shares	981,500	859,457
Kroton Educacional SA	1,111,932	4,554,046
Light SA	123,900	660,861
Localiza Rent a Car SA	295,025	3,101,901
Lojas Americanas SA, PFC Shares	642,690	3,356,909
Lojas Renner SA	575,500	4,096,948
Marcopolo SA, PFC Shares	786,900	662,459
MRV Engenharia e Participacoes SA	476,800	1,602,664
Multiplus SA	91,200	947,110
Natura Cosmeticos SA	82,900	586,339
Odontoprev SA	579,500	2,243,433
Oi SA ADR(1)	315,800	200,533
Oi SA, PFC Shares(1)	888,684	614,354

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA(1)	275,200	$1,432,356
Petroleo Brasileiro SA ADR(1)	187,400	1,650,994
Petroleo Brasileiro SA, PFC Shares(1)	2,348,100	10,727,946
Prumo Logistica SA(1)	82,880	194,805
Qualicorp SA	577,500	3,415,637
Randon SA Implementos e Participacoes, PFC Shares	198,512	210,424
Suzano Papel e Celulose SA, Class A, PFC Shares	371,100	1,619,080
Telefonica Brasil SA ADR	298,900	3,999,282
Telefonica Brasil SA, PFC Shares	214,905	2,910,564
Tim Participacoes SA	1,725,444	4,150,990
Totvs SA	238,900	1,764,573
Transmissora Alianca de Energia Electrica SA	134,400	856,440
Ultrapar Participacoes SA	242,648	5,103,160
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	285,830
Vale SA ADR, PFC Shares	57,800	398,242
Vale SA, PFC Shares	1,863,092	13,360,545
Weg SA	903,920	4,304,778

		$177,984,340

Bulgaria — 0.1%
Albena AD	3,379	$111,838
Bulgartabak Holding(1)	3,450	74,141
CB First Investment Bank AD(1)	54,000	97,407
Chimimport AD	825,588	741,132
Corporate Commercial Bank AD(1)(2)	19,900	0
Industrial Holding Bulgaria PLC(1)	576,865	316,680
Petrol AD(1)	76,205	18,290
Sopharma AD	303,500	487,108

		$1,846,596

Chile — 3.1%
AES Gener SA	1,713,702	$614,051
Aguas Andinas SA, Series A	2,872,891	1,500,794
Almendral SA(1)	7,092,000	534,710
Antarchile SA	114,800	1,148,351
Banco de Chile	34,510,060	4,019,849
Banco de Chile ADR	3,940	277,573
Banco de Credito e Inversiones	60,341	3,054,009
Banco Santander Chile ADR	118,249	2,586,106
Banmedica SA	286,194	553,335
Besalco SA	823,600	291,176
Cap SA	186,746	1,332,715
Cencosud SA	2,448,892	6,873,621
Cia Cervecerias Unidas SA ADR	119,300	2,502,914

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Cia Sud Americana de Vapores SA(1)	10,829,733	$281,983
Colbun SA	5,553,984	1,092,397
Embotelladora Andina SA, Series A ADR	25,100	519,194
Embotelladora Andina SA, Series A, PFC Shares	202,478	691,961
Embotelladora Andina SA, Series B ADR	49,672	1,116,130
Empresa Nacional de Telecomunicaciones SA(1)	323,187	3,435,034
Empresas CMPC SA	2,309,849	4,693,877
Empresas COPEC SA	1,098,567	10,528,149
Enel Americas SA	4,683,503	734,207
Enel Americas SA ADR	140,171	1,150,804
Enel Chile SA	4,683,503	427,238
Enel Chile SA ADR	140,171	637,778
Enel Generacion Chile SA ADR	67,659	1,315,291
Engie Energia Chile SA	253,400	401,024
Forus SA	64,662	217,698
Inversiones Aguas Metropolitanas SA	613,640	885,103
Itau CorpBanca	145,664,426	1,217,866
Latam Airlines Group SA(1)	211,093	1,766,475
Latam Airlines Group SA ADR(1)	300,348	2,456,847
Masisa SA	5,792,050	290,556
Parque Arauco SA	818,312	1,832,358
Quinenco SA	490,001	1,152,221
Ripley Corp. SA	1,626,000	969,466
S.A.C.I. Falabella	1,438,742	11,425,389
Salfacorp SA	1,303,900	934,423
Sigdo Koppers SA	879,641	1,103,171
Sociedad Matriz SAAM SA	6,677,681	514,538
Sociedad Quimica y Minera de Chile SA ADR	196,100	5,618,265
Sociedad Quimica y Minera de Chile SA, Series A	20,950	656,843
Sonda SA	2,937,360	5,213,875
Vina Concha y Toro SA	146,373	234,924
Vina Concha y Toro SA ADR	26,701	864,845

		$89,669,134

China — 9.7%
3SBio, Inc.(1)(3)	281,500	$273,428
Agile Group Holdings, Ltd.	486,000	246,748
Agricultural Bank of China, Ltd., Class H	1,705,000	695,839
Air China, Ltd., Class H	1,770,000	1,124,362
Aisino Corp.	73,800	211,416
Aluminum Corp. of China, Ltd., Class H(1)	3,954,000	1,619,527
Angang Steel Co., Ltd., Class H(1)	1,148,000	678,051
Anhui Conch Cement Co., Ltd., Class H	1,450,500	3,925,325
ANTA Sports Products, Ltd.	887,000	2,635,998
Avic Aviation Engine Corp. PLC	40,300	189,549
Baidu, Inc. ADR(1)	29,700	4,882,977

Security	Shares	Value

China (continued)
Bank of Beijing Co., Ltd.	174,600	$245,035
Bank of China, Ltd., Class H	5,324,000	2,347,490
Bank of Communications, Ltd., Class H	2,201,300	1,583,162
Bank of Nanjing Co., Ltd.	121,000	188,454
BBMG Corp., Class H	2,269,000	779,648
BeiGene, Ltd. ADR(1)	6,425	195,063
Beijing Capital Co., Ltd.	323,000	191,177
Beijing Capital International Airport Co., Ltd., Class H	596,000	600,780
Beijing Enterprises Holdings, Ltd.	223,500	1,052,018
Beijing Enterprises Water Group, Ltd.	1,500,000	992,780
Beijing Tongrentang Co., Ltd.	42,700	192,285
Beijing Xinwei Technology Group Co., Ltd.	80,600	170,106
Beiqi Foton Motor Co., Ltd.	407,100	180,595
BYD Co., Ltd., Class H	575,000	3,014,042
CGN Power Co., Ltd., Class H(3)	2,785,000	761,139
China Agri-Industries Holdings, Ltd.(1)	2,380,000	925,971
China Biologic Products, Inc.(1)	10,300	1,107,456
China Bluechemical, Ltd., Class H	1,348,000	372,354
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,152,987
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,029,541
China Coal Energy Co., Ltd., Class H(1)	2,861,000	1,349,889
China Communications Construction Co., Ltd., Class H	1,677,000	1,916,666
China Communications Services Corp., Ltd., Class H	2,166,000	1,376,216
China Construction Bank Corp., Class H	6,290,580	4,817,513
China Dongxiang Group Co., Ltd.	3,981,000	717,358
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	655,284
China Everbright Bank Co., Ltd.	341,400	191,435
China Everbright International, Ltd.	1,156,000	1,303,890
China Everbright, Ltd.	456,000	863,655
China Evergrande Group	1,273,000	789,023
China Fortune Land Development Co., Ltd.	52,400	180,031
China Gas Holdings, Ltd.	546,000	739,398
China Gezhouba Group Co., Ltd.	152,700	201,153
China Hongqiao Group, Ltd.	532,500	467,504
China International Marine Containers Co., Ltd., Class B	413,812	595,498
China International Travel Service Corp., Ltd.	31,488	196,084
China Life Insurance Co., Ltd., Class H	654,000	1,690,556
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	1,875,021
China Medical System Holdings, Ltd.	245,000	386,802
China Mengniu Dairy Co., Ltd.	1,600,000	3,067,924
China Merchants Bank Co., Ltd., Class H	332,500	775,436
China Merchants Energy Shipping Co., Ltd.	251,980	179,041
China Merchants Port Holdings Co., Ltd.	790,000	1,951,768
China Merchants Securities Co., Ltd.	76,998	180,444

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	$2,209,035
China Minsheng Banking Corp., Ltd., Class H	864,100	919,458
China Mobile, Ltd.	2,309,900	24,353,672
China Molybdenum Co., Ltd., Class H	1,365,000	330,801
China National Building Material Co., Ltd., Class H	2,156,000	1,044,119
China National Nuclear Power Co., Ltd.	227,000	229,952
China Northern Rare Earth Group High-Tech Co., Ltd.	122,200	215,103
China Oilfield Services, Ltd., Class H	756,000	697,760
China Overseas Land & Investment, Ltd.	1,530,360	4,026,607
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	978,995
China Petroleum & Chemical Corp., Class H	12,211,800	8,600,372
China Railway Construction Corp., Ltd., Class H	947,500	1,214,172
China Railway Group, Ltd., Class H	2,265,000	1,850,876
China Resources Beer Holdings Co., Ltd.(1)	688,000	1,363,059
China Resources Gas Group, Ltd.	288,000	806,840
China Resources Land, Ltd.	967,111	2,164,073
China Resources Phoenix Healthcare Holdings Co., Ltd.	154,500	196,759
China Resources Power Holdings Co., Ltd.	1,443,000	2,282,364
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,092,615
China Shipbuilding Industry Co., Ltd.(1)	210,800	214,606
China Southern Airlines Co., Ltd., Class H	2,064,500	1,068,246
China Sports Industry Group Co., Ltd.	69,000	234,553
China State Construction Engineering Corp., Ltd.	236,800	300,979
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	567,884
China Telecom Corp., Ltd., Class H	7,572,000	3,473,345
China Travel International Investment Hong Kong, Ltd.	1,660,000	454,314
China Unicom (Hong Kong), Ltd.	2,590,290	2,997,894
China United Network Communications, Ltd.	808,166	847,513
China Vanke Co., Ltd., Class H	624,717	1,420,137
China Yangtze Power Co., Ltd.	236,900	432,356
China Yurun Food Group, Ltd.(1)	926,000	137,994
Chongqing Changan Automobile Co., Ltd., Class B	400,443	572,058
CITIC, Ltd.	628,000	894,367
CNOOC, Ltd.	7,777,500	9,665,368
COFCO Tunhe Co., Ltd.	116,500	208,928
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	780,775
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	989,012
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	950,153
COSCO SHIPPING Ports, Ltd.	1,128,000	1,130,397
Country Garden Holdings Co., Ltd.	2,862,000	1,595,248
CSPC Pharmaceutical Group, Ltd.	2,312,000	2,461,768
Ctrip.com International, Ltd. ADR(1)	128,600	5,144,000
Daqin Railway Co., Ltd.	191,860	195,090

Security	Shares	Value

China (continued)
Datang International Power Generation Co., Ltd., Class H	3,276,000	$854,432
Dazhong Transportation Group Co., Ltd., Class B	609,139	438,154
Deluxe Family Co., Ltd.	146,700	174,597
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,698,107
Dr Peng Telecom & Media Group Co., Ltd.	137,900	434,104
Fullshare Holdings, Ltd.	3,655,000	1,702,992
Fuyao Glass Industry Group Co., Ltd.	75,172	201,130
GD Power Development Co., Ltd.	566,200	256,391
Gemdale Corp.	184,600	346,030
Golden Eagle Retail Group, Ltd.	516,000	735,051
Great Wall Motor Co., Ltd., Class H	2,510,250	2,328,588
Guangdong Investment, Ltd.	2,088,000	2,749,638
Guanghui Energy Co., Ltd.(1)	376,445	252,472
Guangxi Wuzhou Zhongheng Group Co., Ltd.(1)	285,500	187,810
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	2,110,089
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	130,000	335,120
Guangzhou R&F Properties Co., Ltd., Class H	670,400	807,269
Harbin Pharmaceutical Group Co., Ltd.	150,695	185,708
Hengan International Group Co., Ltd.	248,000	1,816,388
Hengtong Optic-electric Co., Ltd.	70,400	188,696
Huadian Power International Corp., Ltd., Class H	1,590,000	717,543
Huaneng Power International, Inc., Class H	4,950,000	3,267,390
Huatai Securities Co., Ltd.	73,700	188,745
Huaxia Bank Co., Ltd.	141,500	220,504
Huayu Automotive Systems Co., Ltd.	82,100	188,213
Humanwell Healthcare Group Co., Ltd.	69,600	199,919
Hundsun Technologies, Inc.	29,600	199,819
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	2,811,234
Industrial Bank Co., Ltd.	179,000	415,367
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	527,000	211,242
Inner Mongolia Yili Industrial Group Co., Ltd.	226,500	572,239
Jiangsu Broadcasting Cable Information Network Corp, Ltd.(1)	129,123	209,492
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	193,250
Jiangsu Expressway Co., Ltd., Class H	796,000	1,003,583
Jiangsu Hengrui Medicine Co., Ltd.	41,100	269,042
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,464,368
Jinyu Bio-Technology Co., Ltd.	40,500	183,823
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd.	90,800	183,910
Kangmei Pharmaceutical Co., Ltd.	106,000	270,419
Kingboard Chemical Holdings, Ltd.	421,200	1,272,057
Kingfa Sci & Tech Co., Ltd.	171,400	191,355
Kunlun Energy Co., Ltd.	1,678,000	1,250,180
Kweichow Moutai Co., Ltd.	16,010	768,996

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Lee & Man Paper Manufacturing, Ltd.	876,000	$675,472
Lenovo Group, Ltd.	2,596,000	1,564,885
Li Ning Co., Ltd.(1)	1,892,312	1,184,942
Liaoning Cheng Da Co., Ltd.(1)	72,015	185,553
Longfor Properties Co., Ltd.	439,000	555,263
Lonking Holdings, Ltd.	2,438,000	516,075
Luye Pharma Group, Ltd.	786,500	465,279
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	402,771
NARI Technology Co., Ltd.	85,600	203,903
NetEase, Inc. ADR	11,000	2,368,740
Neusoft Corp.	74,400	210,097
New Oriental Education & Technology Group, Inc. ADR(1)	135,000	5,683,500
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,275,026
Offshore Oil Engineering Co., Ltd.	229,900	243,791
Parkson Retail Group, Ltd.	1,024,000	111,892
PetroChina Co., Ltd., Class H	10,100,300	7,501,282
PICC Property & Casualty Co., Ltd., Class H	342,000	528,962
Ping An Insurance (Group) Co. of China, Ltd., Class H	297,500	1,478,004
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	183,770
Poly Property Group Co., Ltd.(1)	970,000	319,791
Poly Real Estate Group Co., Ltd.	292,400	384,442
Power Construction Corp. of China, Ltd.	186,917	195,036
Qingdao Haier Co., Ltd.	135,829	192,870
Qingling Motors Co., Ltd., Class H	1,448,966	437,931
SAIC Motor Corp. Ltd.	90,100	303,807
Sanan Optoelectronics Co., Ltd.	132,000	253,864
Sany Heavy Industry Co., Ltd.	219,800	192,599
SDIC Power Holdings Co., Ltd.	200,900	192,521
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,940,446
Shandong Gold Mining Co., Ltd.	44,309	229,250
Shandong Nanshan Aluminum Co., Ltd.	409,500	182,446
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,140,192
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	190,652
Shanghai Diesel Engine Co., Ltd., Class B	380,700	325,730
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	732,549
Shanghai Fosun Pharmaceutical Group Co., Ltd.	133,000	405,957
Shanghai Industrial Holdings, Ltd.	291,000	784,560
Shanghai Jahwa United Co., Ltd.	50,376	196,296
Shanghai Oriental Pearl Media Co., Ltd.	65,600	219,503
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	147,100	335,728
Shanghai Pudong Development Bank Co., Ltd.	170,328	396,974
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	192,089
Shanxi Lu’an Environmental Energy Development Co., Ltd.(1)	152,200	175,774

Security	Shares	Value

China (continued)
Shenergy Co., Ltd.	227,799	$192,150
Shenzhen Investment, Ltd.	806,000	321,997
Shimao Property Holdings, Ltd.	532,000	692,344
Sichuan Changhong Electric Co., Ltd.(1)	307,800	184,695
Sichuan Chuantou Energy Co., Ltd.	152,000	189,803
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	1,459,227
SINA Corp.(1)	25,700	1,562,303
Sino Biopharmaceutical, Ltd.	3,540,000	2,482,352
Sino-Ocean Group Holding, Ltd.	1,370,500	610,691
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	930,072
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,136,000	1,692,682
Sinopharm Group Co., Ltd., Class H	975,600	3,998,343
Sohu.com, Inc.(1)	8,700	294,843
Sunac China Holdings, Ltd.	441,000	365,395
Tasly Pharmaceutical Group Co., Ltd.	33,269	198,344
TBEA Co., Ltd.	145,485	190,631
Tencent Holdings, Ltd.	727,800	17,647,044
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,435,396
Tonghua Dongbao Pharmaceutical Co., Ltd.	59,557	187,818
Travelsky Technology, Ltd., Class H	1,218,000	2,552,661
Tsinghua Tongfang Co., Ltd.	106,100	210,854
Tsingtao Brewery Co., Ltd., Class H	874,000	3,292,202
Wanhua Chemical Group Co., Ltd.	74,100	229,037
Want Want China Holdings, Ltd.	3,531,000	2,255,073
Weibo Corp. ADR(1)	2,570	104,342
Weichai Power Co., Ltd., Class H	453,600	695,613
Western Mining Co., Ltd.	169,300	190,008
WH Group, Ltd.(3)	1,693,000	1,364,721
Wintime Energy Co., Ltd.	348,400	200,758
Xi’an LONGi Silicon Materials Corp.	101,501	195,321
Xinhu Zhongbao Co., Ltd.	301,800	180,567
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	182,955
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	926,292
Yantai Changyu Pioneer Wine Co., Ltd., Class B	100,968	269,941
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,008,859
Yonghui Superstores Co., Ltd.	288,800	203,832
Yonyou Network Technology Co., Ltd.	60,600	180,842
Youngor Group Co., Ltd.	94,600	189,833
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	161,491
Zhejiang China Commodities City Group Co., Ltd.	167,157	207,840
Zhejiang Expressway Co., Ltd., Class H	870,000	828,239
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	185,243
Zhejiang Longsheng Group Co., Ltd.	155,000	204,861
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	192,454
Zhengzhou Yutong Bus Co., Ltd.	66,400	186,911
Zhongjin Gold Corp., Ltd.(1)	121,100	207,856

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Zhuzhou CRRC Times Electric Co., Ltd.	288,000	$1,454,423
Zijin Mining Group Co., Ltd., Class H	6,234,000	1,987,982
ZTE Corp., Class H	708,739	1,226,685

		$278,576,005

Colombia — 1.6%
Almacenes Exito SA	569,955	$2,828,891
Avianca Holdings SA, PFC Shares	614,449	736,848
Banco Davivienda SA, PFC Shares	190,600	1,904,730
Banco de Bogota SA	69,328	1,390,255
Bancolombia SA	86,292	724,945
Bancolombia SA ADR, PFC Shares	127,200	4,665,696
Bolsa de Valores de Colombia	85,691,900	619,425
Celsia SA ESP	833,260	1,117,212
Cementos Argos SA	509,458	2,012,716
Cementos Argos SA, PFC Shares	190,626	697,226
Cemex Latam Holdings SA(1)	266,452	1,002,967
Corporacion Financiera Colombiana SA	161,465	1,994,378
Ecopetrol SA(1)	4,549,600	2,091,422
Ecopetrol SA ADR(1)	425,800	3,853,490
Empresa de Energia de Bogota SA	2,602,208	1,558,118
Empresa de Telecommunicaciones de Bogota SA	2,267,738	453,245
Fabricato SA(1)	34,115,900	150,010
Grupo Argos SA	466,160	2,993,859
Grupo Argos SA, PFC Shares	147,122	889,005
Grupo Aval Acciones y Valores SA	1,723,100	677,301
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,314,402
Grupo de Inversiones Suramericana SA	365,800	4,654,750
Grupo Nutresa SA	414,015	3,434,035
Interconexion Electrica SA	945,400	3,142,935
Odinsa SA(1)	53,817	160,358
Organizacion Terpel SA	13,768	51,825

		$45,120,044

Croatia — 0.8%
AD Plastik DD	51,587	$991,499
Adris Grupa DD, PFC Shares	45,976	2,941,688
Atlantic Grupa DD	15,350	1,885,440
Atlantska Plovidba DD(1)	15,437	607,342
Ericsson Nikola Tesla DD	5,610	909,534
Hrvatski Telekom DD	302,184	7,112,845
Koncar-Elektroindustrija DD	7,227	694,465
Kras DD	3,067	230,721
Ledo DD	983	1,460,229
Petrokemija DD(1)	17,450	44,227

Security	Shares	Value

Croatia (continued)
Podravka Prehrambena Industrija DD	50,437	$2,650,133
Privredna Banka Zagreb DD	3,310	352,917
Valamar Riviera DD	643,639	3,126,129
Zagrebacka Banka DD(1)	30,550	229,627

		$23,236,796

Czech Republic — 0.7%
CEZ AS	398,425	$6,668,703
Komercni Banka AS	237,911	8,198,460
New World Resources PLC, Class A(1)(2)	860,500	0
Pegas Nonwovens SA	48,000	1,437,862
Philip Morris CR AS	3,728	1,902,096
Unipetrol AS	417,401	2,985,712

		$21,192,833

Egypt — 1.1%
Alexandria Mineral Oils Co.	121,900	$496,863
Arab Cotton Ginning	1,880,400	487,933
Citadel Capital SAE(1)	1,600,000	89,052
Commercial International Bank Egypt SAE	2,285,293	9,204,562
Eastern Tobacco	97,097	1,499,203
Egypt Kuwait Holding Co. SAE	1,277,058	740,078
Egyptian Financial & Industrial Co.(1)	137,064	68,850
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,543,682
Egyptian International Pharmaceuticals EIPICO	153,932	742,912
Egyptian Resorts Co.(1)	4,213,900	243,890
El Ezz Aldekhela Steel Alexandria(1)	4,750	118,151
ElSewedy Electric Co.	384,121	1,567,261
Ezz Steel(1)	1,677,500	1,655,497
Ghabbour Auto(1)	345,862	60,807
Global Telecom Holding SAE(1)	9,908,210	3,879,124
Juhayna Food Industries	2,665,536	915,508
Maridive & Oil Services SAE(1)	787,652	204,740
Medinet Nasr for Housing and Development SAE(1)	922,844	1,041,331
Misr Cement (Qena)	18,251	83,534
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	628,916
Oriental Weavers Co.	1,278,405	1,075,313
Pioneers Holding(1)	919,613	572,439
Sidi Kerir Petrochemicals Co.	957,400	892,386
Six of October Development & Investment Co.(1)	275,153	225,839
South Valley Cement(1)	485,000	135,767
Suez Cement Co.	138,000	117,871
Talaat Moustafa Group	3,963,160	1,984,490
Telecom Egypt	1,449,600	929,893

		$32,205,892

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Estonia — 0.4%
AS Baltika(1)	226,000	$67,346
AS Merko Ehitus	75,000	714,062
AS Tallink Grupp	5,354,470	5,148,438
AS Tallinna Kaubamaja Grupp	202,800	1,757,076
AS Tallinna Vesi	35,235	511,781
Nordecon AS	223,282	313,057
Olympic Entertainment Group AS	803,899	1,506,103

		$10,017,863

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$168,377
CAL Bank, Ltd.	4,406,554	800,659
Ghana Commercial Bank, Ltd.	1,384,370	1,148,875
Produce Buying Co., Ltd.(1)	650,000	9,069
Societe Generale Ghana, Ltd.	814,000	130,635
Standard Chartered Bank of Ghana, Ltd.	242,700	688,456
Total Petroleum Ghana, Ltd.	20,964	9,638
Unilever Ghana, Ltd.	249,000	492,359

		$3,448,068

Greece — 1.5%
Aegean Airlines SA	64,124	$426,973
Aegean Marine Petroleum Network, Inc.	90,611	919,702
Alpha Bank AE(1)	1,871,973	3,736,543
Athens Water Supply & Sewage Co. SA	210,831	1,236,348
Costamare, Inc.	143,445	803,292
Diana Shipping, Inc.(1)	354,520	1,070,650
Ellaktor SA(1)	292,801	335,567
Eurobank Ergasias SA(1)	2,893,755	1,961,566
FF Group	63,075	1,275,610
GasLog, Ltd.	84,616	1,362,318
GEK Terna Holding Real Estate Construction SA(1)	120,661	289,160
Hellenic Exchanges - Athens Stock Exchange SA	114,224	587,294
Hellenic Petroleum SA(1)	132,875	617,727
Hellenic Telecommunications Organization SA	715,655	6,720,946
Intralot SA(1)	260,400	276,628
JUMBO SA	154,850	2,453,570
Marfin Investment Group Holdings SA(1)	1,699,487	267,259
Metka Industrial - Construction SA	43,400	291,366
Motor Oil (Hellas) Corinth Refineries SA	170,500	2,349,847
Mytilineos Holdings SA	387,770	2,507,087
National Bank of Greece SA(1)	1,340,996	349,967
Navios Maritime Acquisition Corp.	191,284	325,183
Navios Maritime Holdings, Inc.(1)	668,237	942,214
OPAP SA	324,524	2,868,232

Security	Shares	Value

Greece (continued)
Public Power Corp. SA(1)	970,278	$2,951,985
StealthGas, Inc.(1)	81,587	275,764
Terna Energy SA	126,318	373,703
Titan Cement Co. SA	210,674	4,938,450
Tsakos Energy Navigation, Ltd.	201,900	946,911
Viohalco SA(1)	184,517	236,191

		$43,698,053

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,327,936	$2,249,735
MOL Hungarian Oil & Gas Rt.	92,592	6,492,609
OTP Bank PLC	226,778	6,475,500
Richter Gedeon Nyrt.	309,705	6,541,702

		$21,759,546

India — 5.5%
ABB India, Ltd.	33,400	$514,060
ACC, Ltd.	54,200	1,060,468
Adani Enterprises, Ltd.	119,200	134,389
Adani Ports and Special Economic Zone, Ltd.	719,546	2,827,151
Adani Power, Ltd.(1)	518,864	228,534
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	280,700
Aditya Birla Nuvo, Ltd.	26,506	499,661
Ambuja Cements, Ltd.	566,900	1,716,141
Apollo Hospitals Enterprise, Ltd.	61,400	1,068,082
Ashok Leyland, Ltd.	820,626	964,287
Asian Paints, Ltd.	243,000	3,185,581
Axis Bank, Ltd.	157,800	1,042,120
Bajaj Auto, Ltd.	42,600	1,650,538
Bajaj Holdings & Investment, Ltd.	11,100	295,855
Balrampur Chini Mills, Ltd.	262,700	484,817
Bharat Forge, Ltd.	43,136	575,757
Bharat Heavy Electricals, Ltd.	370,300	657,265
Bharat Petroleum Corp., Ltd.	122,400	1,140,615
Bharti Airtel, Ltd.	1,940,801	8,721,376
Biocon, Ltd.	78,400	1,090,744
Bosch, Ltd.	3,900	1,215,924
Cairn India, Ltd.	157,100	558,281
Century Textiles & Industries, Ltd.	50,000	584,638
Cipla, Ltd.	207,400	1,729,674
Coal India, Ltd.	372,500	1,644,426
Colgate-Palmolive (India), Ltd.	46,200	612,841
Container Corp. of India, Ltd.	69,900	1,139,929
Cummins India, Ltd.	79,700	955,797
Dabur India, Ltd.	278,000	1,130,368

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Divi’s Laboratories, Ltd.	49,800	$572,114
Dr. Reddy’s Laboratories, Ltd.	24,300	1,095,402
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	575,056
GAIL (India), Ltd.	418,540	2,685,007
GAIL India, Ltd. GDR(4)	25,050	958,475
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	321,656
Glenmark Pharmaceuticals, Ltd.	114,000	1,491,501
Grasim Industries, Ltd. GDR(4)	66,500	842,344
Great Eastern Shipping Co., Ltd. (The)	56,700	302,872
HCL Technologies, Ltd.	193,371	2,346,752
HDFC Bank, Ltd.	198,400	3,852,442
Hero MotoCorp, Ltd.	51,542	2,298,965
Hindalco Industries, Ltd.	436,910	987,250
Hindustan Petroleum Corp., Ltd.	201,900	1,313,280
Hindustan Unilever, Ltd.	546,109	6,633,914
Hindustan Zinc, Ltd.	244,148	911,327
Housing Development Finance Corp., Ltd.	257,575	4,772,419
ICICI Bank, Ltd.	532,035	1,990,034
Idea Cellular, Ltd.	1,449,679	1,577,468
Indian Hotels Co., Ltd. (The)	173,820	251,575
Indian Oil Corp., Ltd.	443,800	2,107,930
Infosys, Ltd.	422,490	6,273,306
ITC, Ltd.	1,537,650	5,442,557
Jindal Steel & Power, Ltd.(1)	90,000	90,543
JSW Energy, Ltd.	1,158,270	1,032,444
JSW Steel, Ltd.	60,200	1,432,698
Kotak Mahindra Bank, Ltd.	204,617	2,158,373
Larsen & Toubro, Ltd.	112,578	2,229,822
Larsen & Toubro, Ltd. GDR(4)	72,000	1,427,951
LIC Housing Finance, Ltd.	62,800	513,461
Lupin, Ltd.	97,200	2,119,272
Mahindra & Mahindra, Ltd.	140,600	2,438,028
Maruti Suzuki India, Ltd.	43,700	3,411,768
Mphasis, Ltd.	37,500	309,952
Nestle India, Ltd.	12,100	1,068,386
NHPC, Ltd.	1,887,800	735,782
NTPC, Ltd.	2,100,300	5,095,720
Oil & Natural Gas Corp., Ltd.	937,863	2,628,817
Oracle Financial Services Software, Ltd.	4,000	183,846
Petronet LNG, Ltd.	216,300	1,166,329
Piramal Enterprises, Ltd.	41,782	995,697
Power Grid Corporation of India, Ltd.	1,419,700	3,830,572
Reliance Communications, Ltd.(1)	1,408,559	702,862
Reliance Industries, Ltd.	516,780	8,207,396
Reliance Infrastructure, Ltd.	171,400	1,173,261
Reliance Power, Ltd.	546,400	330,087

Security	Shares	Value

India (continued)
Siemens, Ltd.	72,300	$1,180,326
State Bank of India GDR(4)	49,600	1,810,935
Steel Authority of India, Ltd.(1)	60,000	43,077
Sun Pharmaceutical Industries, Ltd.	378,100	3,494,042
Tata Chemicals, Ltd.	58,600	432,601
Tata Communications, Ltd.	47,000	433,853
Tata Consultancy Services, Ltd.	100,507	3,497,707
Tata Global Beverages, Ltd.	156,000	279,684
Tata Motors, Ltd.	305,826	2,109,889
Tata Power Co., Ltd.	1,002,648	1,115,996
Tata Steel, Ltd.	149,900	858,987
Tech Mahindra, Ltd.	143,648	1,031,441
Titan Co., Ltd.	248,000	1,188,667
UltraTech Cement, Ltd.	58,091	2,774,858
United Spirits, Ltd.(1)	21,533	615,873
UPL, Ltd.	237,900	2,261,196
Vedanta, Ltd.	499,740	1,577,271
Voltas, Ltd.	224,100	1,072,285
Wipro, Ltd.	199,798	1,398,830
Zee Entertainment Enterprises, Ltd.	316,895	2,109,098

		$159,883,348

Indonesia — 2.9%
Adaro Energy Tbk PT	28,006,600	$3,496,638
AKR Corporindo Tbk PT	4,660,500	2,070,939
Aneka Tambang Persero Tbk PT(1)	8,587,500	567,817
Astra Argo Lestari Tbk PT	654,000	813,148
Astra International Tbk PT	16,668,000	10,192,000
Bank Central Asia Tbk PT	3,787,000	4,344,896
Bank Danamon Indonesia Tbk PT	3,237,181	890,388
Bank Mandiri Tbk PT	3,099,600	2,652,896
Bank Negara Indonesia Persero Tbk PT	3,878,700	1,583,518
Bank Pan Indonesia Tbk PT(1)	6,253,772	347,067
Bank Rakyat Indonesia Tbk PT	3,508,300	3,030,169
Charoen Pokphand Indonesia Tbk PT	4,000,700	914,464
Gudang Garam Tbk PT	498,500	2,359,467
Hanson International Tbk PT(1)	88,182,000	1,105,195
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	235,606
Indo Tambangraya Megah Tbk PT	1,269,200	1,582,963
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,330,133
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,616,052
Indofood Sukses Makmur Tbk PT	4,080,900	2,390,118
Indosat Tbk PT(1)	1,322,500	632,923
Jasa Marga (Persero) Tbk PT	3,247,500	1,038,280
Kalbe Farma Tbk PT	45,305,200	5,077,210
Lippo Karawaci Tbk PT	26,506,000	1,410,548

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Matahari Putra Prima Tbk PT	5,148,000	$564,134
Pembangunan Perumahan Persero Tbk PT	4,793,002	1,352,686
Perusahaan Gas Negara Persero Tbk PT	19,152,100	3,820,721
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	913,861
Semen Indonesia Persero Tbk PT	4,703,500	3,191,519
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	102,118
Surya Semesta Internusa Tbk PT	3,178,000	102,119
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,991,996
Telekomunikasi Indonesia Tbk PT	39,828,600	11,717,259
Unilever Indonesia Tbk PT	918,500	2,641,255
United Tractors Tbk PT	3,148,000	4,952,732
Vale Indonesia Tbk PT(1)	4,748,000	984,552
Wijaya Karya Persero Tbk PT	6,352,000	1,109,381

		$84,126,768

Jordan — 0.8%
Al-Eqbal Investment Co. PLC	41,512	$1,460,687
Alia The Royal Jordanian Airlines PLC(1)	115,334	71,640
Arab Bank PLC	1,092,510	9,515,896
Arab Potash Co. PLC	67,492	1,827,150
Bank of Jordan	255,974	1,040,795
Cairo Amman Bank	205,544	536,824
Capital Bank of Jordan(1)	470,740	551,604
Jordan Ahli Bank	271,280	440,181
Jordan Islamic Bank	216,828	1,181,114
Jordan Petroleum Refinery	591,748	2,855,718
Jordan Phosphate Mines(1)	83,990	254,207
Jordan Steel(1)	269,400	132,973
Jordan Telecommunications Co.	245,934	803,306
Jordanian Electric Power Co.	445,146	1,528,272
Union Investment Corp. PLC(1)	154,400	250,863

		$22,451,230

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	716,100	$4,287,071
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	65,594	392,908
KAZ Minerals PLC(1)	1,642,218	7,241,440
Kazkommertsbank JSC GDR(1)(4)	284,200	410,785
KazMunaiGas Exploration Production GDR(1)(4)	632,226	4,853,387
KazMunaiGas Exploration Production GDR(1)(4)	75,786	582,794
Kcell JSC GDR(4)	544,503	1,742,115
Nostrum Oil & Gas PLC(1)	390,353	1,856,477

		$21,366,977

Security	Shares	Value

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,677,000	$419,862
Bamburi Cement Co., Ltd.	460,041	716,916
Barclays Bank of Kenya, Ltd.	6,801,720	643,978
British American Tobacco Kenya, Ltd.	11,700	103,746
Centum Investment Co., Ltd.	1,534,080	552,626
Co-operative Bank of Kenya, Ltd. (The)	7,353,160	954,619
Diamond Trust Bank Kenya, Ltd.	236,400	281,504
East African Breweries, Ltd.	2,184,940	5,288,972
Equity Group Holdings, Ltd.	9,682,400	2,857,891
KCB Group, Ltd.	8,717,560	2,471,062
KenolKobil, Ltd.	3,645,800	534,039
Kenya Airways, Ltd.(1)	2,398,400	138,361
Kenya Electricity Generating Co., Ltd.	1,875,100	105,241
Kenya Power & Lighting, Ltd.	5,995,293	467,907
Nation Media Group, Ltd.	442,376	400,374
NIC Bank, Ltd.	852,975	215,910
Safaricom, Ltd.	32,198,900	6,011,495
Standard Chartered Bank Kenya, Ltd.	278,578	516,291

		$22,680,794

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$106,526
Agility Public Warehousing Co. KSC	1,807,548	3,658,119
Ahli United Bank	306,691	411,287
Al Ahli Bank of Kuwait KSCP	122,180	119,958
Al-Mazaya Holding Co.	551,200	195,280
Boubyan Petrochemicals Co.	2,067,187	3,344,805
Burgan Bank SAK	921,028	917,725
Combined Group Contracting Co. KSC	151,423	297,248
Commercial Bank of Kuwait KSCP	994,227	1,335,299
Commercial Real Estate Co. KSCC	2,487,729	648,047
Gulf Bank	1,477,708	1,159,840
Gulf Cable & Electrical Industries Co. KSCP(1)	165,000	201,814
Gulf National Holding Co.(1)(2)	681,313	0
Kuwait Finance House KSCP	2,907,746	5,138,001
Kuwait Food Co. (Americana) SAK	512,500	4,353,026
Kuwait International Bank	818,000	550,502
Kuwait Portland Cement Co. KSC	212,231	631,998
Kuwait Projects Co. Holdings KSC	964,872	1,578,583
Kuwait Real Estate Co. KSC(1)	1,720,000	343,674
Mabanee Co. SAK	1,009,315	2,818,629
Mobile Telecommunications Co.	4,387,600	5,882,958
National Bank of Kuwait SAK	2,859,636	6,090,571
National Industries Group Holding SAK	3,619,875	1,443,461
National Investment Co.(1)	645,000	200,073
National Real Estate Co. KPSC(1)	692,594	235,888

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Qurain Petrochemical Industries Co. KSC	1,460,000	$1,098,805
Sultan Center Food Products Co.(1)	2,160,000	404,814

		$43,166,931

Latvia — 0.0%(5)
Grindeks(1)	12,000	$55,392
Latvian Shipping Co.(1)	96,000	48,341

		$103,733

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,641,861
Byblos Bank	838,110	1,432,504
Solidere, Class A	284,881	2,950,390
Solidere, Class B	5,696	57,199

		$6,081,954

Lithuania — 0.1%
Apranga PVA	363,680	$982,845
Energijos Skirstymo Operatorius AB	370,141	335,836
Invalda Privatus Kapitalas AB(2)	32,177	0
Klaipedos Nafta AB	1,576,663	892,601
Panevezio Statybos Trestas	323,592	321,851
Pieno Zvaigzdes	94,000	143,480
Rokiskio Suris	177,000	327,028
Siauliu Bankas	1,239,550	585,820

		$3,589,461

Malaysia — 2.8%
Aeon Co. (M) Bhd	1,017,000	$583,197
Affin Holdings Bhd	236,000	125,740
Alliance Financial Group Bhd	330,800	274,014
AMMB Holdings Bhd	276,900	265,615
Axiata Group Bhd	2,283,775	2,399,374
Batu Kawan Bhd	100,300	411,299
Berjaya Corp. Bhd	2,573,043	194,600
Berjaya Sports Toto Bhd	468,894	309,302
Boustead Holdings Bhd	577,500	343,395
British American Tobacco Malaysia Bhd	109,600	1,088,726
Bumi Armada Bhd(1)	5,772,800	776,596
Bursa Malaysia Bhd	224,600	443,278
Capitaland Malaysia Mall Trust	1,336,100	455,788
CIMB Group Holdings Bhd	894,766	897,247
Datasonic Group Bhd	1,594,400	429,230
Dialog Group Bhd	2,846,250	976,384

Security	Shares	Value

Malaysia (continued)
Digi.com Bhd	1,538,000	$1,656,518
Felda Global Ventures Holdings Bhd	1,136,300	391,864
Gamuda Bhd	1,487,900	1,582,832
Genting Bhd	1,560,000	2,777,932
Genting Malaysia Bhd	2,380,000	2,426,269
Genting Plantations Bhd	261,000	626,845
Globetronics Technology Bhd	359,900	278,880
Hartalega Holdings Bhd	707,900	761,018
Hong Leong Bank Bhd	167,700	503,509
Hong Leong Financial Group Bhd	136,200	431,430
IHH Healthcare Bhd	2,936,300	4,154,427
IJM Corp. Bhd	1,497,540	1,067,490
Inari Amertron Bhd	362,200	268,011
IOI Corp. Bhd	2,220,568	2,172,041
IOI Properties Group Bhd	2,239,484	1,046,281
KLCCP Stapled Group	515,300	953,114
KNM Group Bhd(1)	7,927,875	598,608
Kossan Rubber Industries	458,100	672,239
KPJ Healthcare Bhd	403,200	375,305
Kuala Lumpur Kepong Bhd	270,750	1,446,174
Lafarge Malaysia Bhd	895,660	1,434,023
Landmarks Bhd(1)	576,800	88,621
LBS Bina Group Bhd	824,700	306,969
Magnum Bhd	617,940	298,947
Mah Sing Group Bhd	1,024,700	326,559
Malayan Banking Bhd	992,786	1,812,481
Malaysian Resources Corp. Bhd	853,000	252,109
Maxis Bhd	1,255,300	1,670,661
Media Prima Bhd	567,300	145,226
MISC Bhd	314,240	514,311
MMC Corp. Bhd	662,000	343,440
Muhibbah Engineering (M) Bhd	1,581,000	786,556
My EG Services Bhd	8,886,600	2,985,175
Nestle Malaysia Bhd	15,000	261,407
Parkson Holdings Bhd(1)	749,278	104,338
Petronas Chemicals Group Bhd	3,014,400	4,687,283
Petronas Dagangan Bhd	526,600	2,787,683
Petronas Gas Bhd	268,500	1,272,376
PPB Group Bhd	357,300	1,262,496
Press Metal Bhd	2,604,000	921,344
Public Bank Bhd	566,498	2,489,070
RHB Bank Bhd	404,959	424,608
Sapurakencana Petroleum Bhd(1)	7,478,652	2,687,518
Silverlake Axis, Ltd.	1,586,300	578,837
Sime Darby Bhd	1,019,709	1,839,490
Sona Petroleum Bhd(1)(2)	1,449,600	0

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
SP Setia Bhd	2,194,200	$1,533,576
Sunway Bhd	578,440	390,012
Sunway REIT	1,565,000	600,808
Supermax Corp. Bhd	1,466,700	689,906
Ta Ann Holdings Bhd	427,078	375,268
Tan Chong Motor Holdings Bhd	219,000	86,970
Telekom Malaysia Bhd	1,020,100	1,351,497
Tenaga Nasional Bhd	1,724,331	5,338,861
Top Glove Corp. Bhd	857,800	1,022,479
UEM Sunrise Bhd	2,038,500	475,372
UMW Holdings Bhd	549,600	559,354
UMW Oil & Gas Corp. Bhd(1)	1,133,700	220,860
Unisem (M) Bhd	3,101,700	1,632,334
UOA Development Bhd	377,700	197,622
Wah Seong Corp. Bhd	697,402	125,268
YTL Corp. Bhd	2,626,518	906,670
YTL Power International Bhd	1,597,363	529,836

		$80,482,793

Mauritius — 0.8%
Alteo, Ltd.	352,391	$276,968
Ciel Textile, Ltd.	165,621	195,491
CIEL, Ltd.	7,066,026	1,235,595
CIM Financial Services, Ltd.	2,422,985	485,994
ENL Land, Ltd.	484,800	545,806
IBL, Ltd.	309,981	263,759
LUX Island Resorts, Ltd.	991,531	1,638,959
MCB Group, Ltd.	1,727,906	10,324,774
New Mauritius Hotels, Ltd.	4,534,304	2,369,008
Phoenix Beverages, Ltd.	8,471	98,833
Rogers & Co., Ltd.	608,300	461,185
SBM Holdings, Ltd.	17,348,217	3,194,643
Sun, Ltd., Class A(1)	87,613	86,314
Terra Mauricia, Ltd.	1,002,180	834,678
United Basalt Products, Ltd.	187,150	493,999

		$22,506,006

Mexico — 6.0%
Alfa SAB de CV, Series A	5,949,820	$7,364,928
Alpek SAB de CV	210,700	251,665
Alsea SAB de CV	1,605,700	4,587,128
America Movil SAB de CV, Series L	48,525,790	30,478,362
Arca Continental SAB de CV	288,500	1,500,838
Bolsa Mexicana de Valores SAB de CV	915,200	1,203,511
Cemex SAB de CV, Series CPO(1)	14,049,729	11,237,262

Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV, Series L	286,300	$1,814,783
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	543,846
El Puerto de Liverpool SAB de CV	262,181	1,891,453
Empresas ICA SAB de CV(1)	2,075,736	280,374
Fibra Uno Administracion SA de CV	1,735,300	2,651,965
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	9,816,942
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,398,203
Gentera SAB de CV	2,673,100	4,299,212
Gruma SAB de CV, Class B	98,200	1,247,772
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	618,982
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	3,919,348
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	4,285,617
Grupo Bimbo SAB de CV, Series A	1,495,508	3,382,084
Grupo Carso SAB de CV, Series A1	1,023,400	4,115,885
Grupo Comercial Chedraui SA de CV	208,900	372,761
Grupo Elektra SAB de CV	140,026	1,757,413
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	11,093,281
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,270,125
Grupo Financiero Santander Mexico SAB de CV	652,200	937,888
Grupo Mexico SAB de CV, Series B	4,413,035	11,983,306
Grupo Sanborns SAB de CV	223,900	233,949
Grupo Televisa SAB, Series CPO	4,213,471	17,573,702
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,522,025
Industrias CH SAB de CV, Series B(1)	194,112	1,240,634
Industrias Penoles SAB de CV	137,229	2,543,976
Infraestructura Energetica Nova SAB de CV	250,400	1,090,762
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,701,596
Megacable Holdings SAB de CV	40,500	136,663
Mexichem SAB de CV	1,515,367	3,437,960
Minera Frisco SAB de CV(1)	873,200	657,123
Nemak SAB de CV(3)	325,400	291,656
OHL Mexico SAB de CV	366,100	360,102
Organizacion Soriana SAB de CV, Class B(1)	166,700	361,712
Promotora y Operadora de Infraestructura SAB de CV	416,700	3,477,584
Telesites SAB de CV(1)	2,436,230	1,323,319
Ternium SA ADR	70,322	1,698,276
TV Azteca SAB de CV, Series CPO	1,018,565	159,200
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	5,475,902

		$172,591,075

Morocco — 0.7%
Attijariwafa Bank	81,912	$3,337,587
Banque Centrale Populaire	74,120	2,084,336
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	182,508

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
BMCE Bank	66,776	$1,469,506
Delta Holding SA	35,000	100,227
Douja Promotion Groupe Addoha SA	232,801	987,147
Label Vie	3,700	489,111
LafargeHolcim Maroc SA	18,125	4,376,444
Managem SA	7,900	764,054
Maroc Telecom	358,271	5,020,491
Samir(1)(2)	19,247	0
Sonasid(1)	5,872	224,335
Taqa Morocco	26,192	2,016,941
Wafa Assurance	716	328,541

		$21,381,228

Nigeria — 0.4%
Access Bank PLC	14,469,911	$265,096
Ashaka Cem PLC	105	4
Dangote Cement PLC	2,191,891	1,208,498
Dangote Sugar Refinery PLC	4,385,654	82,051
Diamond Bank PLC(1)	12,314,600	34,298
Ecobank Transnational, Inc.	12,099,560	394,543
FBN Holdings PLC	27,727,599	295,484
FCMB Group PLC	21,258,724	74,276
Fidelity Bank PLC	15,112,844	40,404
Flour Mills of Nigeria PLC	1,874,895	110,077
Forte Oil PLC	2,086,402	560,844
Guaranty Trust Bank PLC	20,343,994	1,594,195
Guiness Nigeria PLC	856,034	220,361
Lafarge Africa PLC	3,897,771	484,156
Lekoil, Ltd.(1)	1,110,205	358,741
Nestle Nigeria PLC	388,412	999,508
Nigerian Breweries PLC	4,077,383	1,913,608
Oando PLC(1)	14,592,401	217,604
PZ Cussons Nigeria PLC	950,083	45,434
SEPLAT Petroleum Development Co. PLC(3)	728,540	650,655
Skye Bank PLC(1)	17,576,580	27,806
Stanbic IBTC Holdings PLC(1)	1,857,245	88,524
Transnational Corp. of Nigeria PLC(1)	22,334,373	59,148
UAC of Nigeria PLC	4,061,181	217,216
Unilever Nigeria PLC	2,074,728	231,162
United Bank for Africa PLC	25,390,531	362,344
Zenith Bank PLC	21,731,635	1,000,512

		$11,536,549

Security	Shares	Value

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$73,101
Al Maha Petroleum Products Marketing Co., LLC	36,500	151,520
Bank Dhofar SAOG	1,838,203	1,097,857
Bank Muscat SAOG	2,985,751	3,643,709
Bank Sohar SAOG	4,346,210	1,792,939
Dhofar International Development & Investment Holding SAOG	316,407	294,150
Galfar Engineering & Contracting SAOG(1)	1,569,283	382,117
HSBC Bank Oman SAOG	2,331,977	726,988
National Bank of Oman SAOG	2,541,393	1,563,178
Oman Cables Industry SAOG	112,400	466,804
Oman Cement Co. SAOG	956,735	1,154,454
Oman Flour Mills Co. SAOG	543,700	993,198
Oman Telecommunications Co. SAOG	1,247,060	4,856,831
Omani Qatari Telecommunications Co. SAOG	671,100	1,114,815
Ominvest	1,392,062	1,850,123
Raysut Cement Co. SAOG	523,326	2,007,378
Renaissance Services SAOG(1)	1,561,017	970,656
Sembcorp Salalah Power & Water Co.	414,000	247,036
Shell Oman Marketing Co. SAOG	66,100	343,268

		$23,730,122

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	549,644	$389,361
Attock Petroleum, Ltd.	103,400	676,874
Bank Alfalah, Ltd.	1,609,394	585,711
Bank of Punjab, (The)(1)	2,431,500	412,442
Cherat Cement Co., Ltd.	236,000	392,225
D.G. Khan Cement Co., Ltd.	528,320	1,121,980
Engro Corp., Ltd.	443,116	1,340,984
Engro Fertilizers, Ltd.	706,500	460,172
Engro Foods, Ltd.(1)	467,100	856,997
Fatima Fertilizer Co., Ltd.	952,500	338,196
Fauji Cement Co., Ltd.	1,338,000	576,929
Fauji Fertilizer Bin Qasim, Ltd.	841,000	410,624
Fauji Fertilizer Co., Ltd.	1,196,614	1,196,144
Ferozsons Laboratories, Ltd.	32,400	232,636
Habib Bank, Ltd.	1,179,133	3,071,700
Hub Power Co., Ltd.	3,353,400	3,967,149
K-Electric, Ltd.(1)	10,456,000	936,294
Kot Addu Power Co., Ltd.	1,728,500	1,302,942
Lucky Cement, Ltd.	329,700	2,730,483
Maple Leaf Cement Factory, Ltd.	362,000	440,781
MCB Bank, Ltd.	1,447,325	3,297,497
Millat Tractors, Ltd.	80,629	695,153
National Bank of Pakistan	1,144,026	821,639

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)
Nishat Mills, Ltd.	2,017,480	$2,944,148
Oil & Gas Development Co., Ltd.	1,195,300	1,895,706
Pak Elektron, Ltd.	1,144,000	777,347
Pak Suzuki Motor Co., Ltd.	121,600	722,034
Pakistan Oilfields, Ltd.	215,100	1,102,347
Pakistan Petroleum, Ltd.	941,502	1,704,746
Pakistan State Oil Co., Ltd.	384,947	1,600,936
Pakistan Telecommunication Co., Ltd.	2,767,500	454,440
Pioneer Cement, Ltd.	233,500	316,656
Searle Co., Ltd. (The)	533,529	3,331,658
SUI Southern Gas Co., Ltd.(1)	2,055,152	716,899
TRG Pakistan(1)	2,295,587	966,301
United Bank, Ltd.	370,425	845,940

		$43,634,071

Panama — 0.3%
Copa Holdings SA, Class A	90,208	$8,193,593

		$8,193,593

Peru — 1.5%
Alicorp SAA	3,270,649	$7,114,344
Banco Continental SA	518,831	618,392
Cementos Pacasmayo SAA	218,975	411,067
Cia de Minas Buenaventura SA ADR.	280,456	3,163,544
Cia Minera Milpo SA	815,683	797,211
Credicorp, Ltd.	78,696	12,422,951
Enel Generacion Peru SAA	2,930,732	2,292,363
Ferreycorp SAA	4,279,744	2,155,175
Grana y Montero SAA	1,632,663	2,286,507
Intercorp Financial Services, Inc.	54,000	1,728,000
Luz del Sur SAA	108,968	425,027
Minsur SA(1)	1,034,898	445,598
Refineria La Pampilla SA Relapasa(1)	681,460	47,312
Sociedad Minera Cerro Verde SAA(1)	35,235	673,341
Southern Copper Corp.	268,455	8,574,453
Union Andina de Cementos SAA	278,400	212,367
Volcan Cia Minera SAA, Class B	3,500,000	750,894

		$44,118,546

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,253,614
Aboitiz Power Corp.	3,401,900	2,848,257
Alliance Global Group, Inc.	2,897,300	744,327
Ayala Corp.	201,738	2,961,808
Ayala Land, Inc.	4,584,708	2,945,664

Security	Shares	Value

Philippines (continued)
Ayala Land, Inc., PFC Shares(2)	3,534,608	$0
Bank of the Philippine Islands	1,291,856	2,307,042
BDO Unibank, Inc.	1,170,320	2,637,245
Bloomberry Resorts Corp.(1)	14,372,500	1,778,420
CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	831,533
Century Pacific Food, Inc.	1,007,500	327,731
Cosco Capital, Inc.	1,868,100	319,251
D&L Industries, Inc.	4,542,000	1,040,592
DMCI Holdings, Inc.	2,556,500	680,781
Emperador, Inc.	3,420,000	481,434
Energy Development Corp.	14,742,350	1,525,638
Filinvest Land, Inc.	16,105,546	493,930
First Gen Corp.	2,648,860	1,171,825
First Philippine Holdings Corp.	403,650	551,235
Global Ferronickel Holdings, Inc.(1)	7,230,000	414,956
Globe Telecom, Inc.	68,575	2,079,537
GMA Holdings, Inc. PDR	1,242,100	146,539
GT Capital Holdings, Inc.	54,000	1,377,111
International Container Terminal Services, Inc.	551,900	796,567
JG Summit Holding, Inc.	2,048,150	2,783,385
Jollibee Foods Corp.	1,132,220	4,410,665
Lopez Holdings Corp.	8,390,900	1,315,572
LT Group, Inc.	1,987,400	501,907
Manila Electric Co.	464,684	2,476,964
Manila Water Co.	1,474,000	859,454
Megaworld Corp.	10,700,000	766,012
Melco Crown Philippines Resorts Corp.(1)	10,101,200	766,409
Metro Pacific Investments Corp.	10,567,300	1,414,320
Metro Retail Stores Group, Inc.	1,991,000	162,180
Metropolitan Bank & Trust Co.	804,523	1,173,921
Nickel Asia Corp.	9,129,938	1,458,787
Petron Corp.	2,395,000	478,849
Philex Mining Corp.	3,645,900	631,751
PLDT, Inc.	203,575	5,582,813
Puregold Price Club, Inc.	1,964,200	1,539,448
Robinsons Land Corp.	1,290,000	674,460
Robinsons Retail Holdings, Inc.	1,077,190	1,608,220
San Miguel Corp.	484,300	898,901
Security Bank Corp.	248,900	950,625
Semirara Mining & Power Corp.	979,830	2,560,833
SM Investments Corp.	354,720	4,670,467
SM Prime Holdings, Inc.	9,291,350	5,289,994
SSI Group, Inc.(1)	2,093,000	107,097
Travellers International Hotel Group, Inc.	3,644,200	240,842
Universal Robina Corp.	1,964,140	6,451,613
Vista Land & Lifescapes, Inc.	6,128,000	608,946

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Xurpas, Inc.	833,800	$134,015

		$82,233,487

Poland — 3.1%
Agora SA	64,445	$192,799
Alior Bank SA(1)	98,462	1,273,816
AmRest Holdings SE(1)	30,208	2,135,645
Asseco Poland SA	309,112	3,984,291
Bank Handlowy w Warszawie SA	44,485	811,845
Bank Millennium SA(1)	697,490	864,676
Bank Pekao SA	150,085	4,506,546
Bank Zachodni WBK SA	19,704	1,487,059
Boryszew SA(1)	350,000	669,762
Budimex SA	50,276	2,376,638
CCC SA	45,300	2,201,720
CD Projekt SA(1)	49,801	620,844
Ciech SA	40,900	569,670
Cyfrowy Polsat SA(1)	709,480	4,170,085
Enea SA(1)	145,490	329,967
Energa SA	389,300	845,927
Eurocash SA	288,203	2,708,073
Getin Noble Bank SA(1)	530,473	167,132
Globe Trade Centre SA(1)	183,554	359,359
Grupa Azoty SA	31,054	464,847
Grupa Kety SA	1,241	114,938
Grupa Lotos SA(1)	176,940	1,615,241
ING Bank Slaski SA	15,900	613,297
Jastrzebska Spolka Weglowa SA(1)	174,769	2,791,923
KGHM Polska Miedz SA	297,964	6,552,552
KRUK SA	21,183	1,199,259
LPP SA	2,402	3,253,802
Lubelski Wegiel Bogdanka SA(1)	10,688	177,255
mBank SA(1)	24,950	1,997,463
Medicalgorithmics SA	1,784	131,266
Netia SA	610,010	670,181
Orange Polska SA	2,339,445	3,077,165
Orbis SA	138,180	2,409,657
PGE SA	2,425,400	6,049,354
PKP Cargo SA(1)	5,094	57,186
Polski Koncern Naftowy ORLEN SA	502,664	10,237,205
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,147,789
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	6,503,022
Powszechny Zaklad Ubezpieczen SA	691,000	5,478,981
Synthos SA	418,000	455,196
Tauron Polska Energia SA(1)	3,658,454	2,490,532

		$89,763,965

Security	Shares	Value

Qatar — 1.6%
Al Meera Consumer Goods Co.	16,300	$785,778
Barwa Real Estate Co.	221,937	2,022,142
Commercial Bank QSC (The)	40,659	362,329
Doha Bank QSC	79,773	763,471
Gulf International Services QSC	169,144	1,442,922
Industries Qatar	204,177	6,574,331
Masraf Al Rayan QSC	348,259	3,593,425
Mazaya Qatar Real Estate Development QSC(1)	60,314	238,384
Medicare Group	23,582	406,436
Ooredoo QSC	164,595	4,597,106
Qatar Electricity & Water Co. QSC	60,880	3,797,667
Qatar Gas Transport Co., Ltd.	551,991	3,502,117
Qatar Insurance Co.	80,354	1,872,865
Qatar International Islamic Bank	32,210	555,284
Qatar Islamic Bank	69,898	1,993,986
Qatar National Bank SAQ	164,143	7,341,792
Qatar National Cement Co. QSC	29,395	694,396
Qatar Navigation QSC	55,051	1,446,048
Qatari Investors Group	63,900	1,023,327
United Development Co. QSC	395,852	2,254,183
Vodafone Qatar QSC(1)	694,900	1,787,014

		$47,055,003

Romania — 0.8%
Antibiotice SA	1,843,129	$222,412
Banca Transilvania SA	18,039,206	9,974,973
BRD-Groupe Societe Generale SA	1,198,197	3,298,476
OMV Petrom SA(1)	50,671,803	3,064,612
Societatea Energetica Electrica SA	487,300	1,486,464
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	1,982,267
Societatea Nationala Nuclearelectrica SA	322,130	358,856
Transelectrica SA	247,700	1,676,527
Transgaz SA Medias	14,233	969,834

		$23,034,421

Russia — 6.0%
Aeroflot PJSC(1)	597,030	$1,492,227
Alrosa PJSC	1,517,000	2,401,091
Evraz PLC(1)	568,676	1,549,494
Federal Grid Co. Unified Energy System PJSC	1,285,220,600	4,254,521
Gazprom PJSC ADR	3,284,375	16,570,151
Global Ports Investments PLC GDR(1)(4)	30,769	123,084
Globaltrans Investment PLC GDR(4)	143,453	905,469
Lenta, Ltd. GDR(1)(4)	206,121	1,689,670
Lukoil PJSC ADR	236,140	13,227,516

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
Magnit PJSC	90,226	$16,128,306
Mail.ru Group, Ltd. GDR(1)(4)	271,412	4,985,894
MegaFon PJSC GDR(4)	118,415	1,117,855
MMC Norilsk Nickel PJSC ADR	645,862	10,749,528
Mobile TeleSystems PJSC	2,364,243	9,943,927
Moscow Exchange MICEX-RTS PJSC	1,002,020	2,043,263
Mosenergo PJSC	12,772,962	518,667
Novatek PJSC GDR(4)	41,973	5,435,565
Novolipetsk Steel PJSC GDR	118,024	2,179,840
PhosAgro PJSC GDR(4)	77,473	1,179,878
PIK Group PJSC(1)	113,450	551,287
PIK Group PJSC GDR(1)(4)	100,000	473,691
Polymetal International PLC	300,059	3,143,857
QIWI PLC ADR	72,100	920,717
Rosneft Oil Co. PJSC GDR(4)	738,057	4,793,336
Rosseti PJSC	78,782,500	1,468,966
Rostelecom PJSC	253,968	348,025
Rostelecom PJSC ADR	31,284	258,406
RusHydro PJSC	167,096,952	2,516,418
Sberbank of Russia PJSC	7,033,490	19,835,344
Severstal PJSC GDR(4)	219,504	3,308,481
Sistema PJSC FC	4,558,100	1,722,809
Sistema PJSC FC GDR(4)	166,806	1,501,316
Surgutneftegas OJSC ADR	643,884	3,246,033
Surgutneftegas OJSC ADR, PFC Shares	73,700	378,081
Surgutneftegas OJSC, PFC Shares	3,453,017	1,803,413
Tatneft PJSC ADR	152,995	6,295,657
Transneft PJSC, PFC Shares	1,025	3,305,981
Unipro PJSC	4,102,000	194,243
VimpelCom, Ltd. ADR	776,130	2,988,101
VTB Bank PJSC GDR(4)	986,602	2,347,834
X5 Retail Group NV GDR(1)(4)	226,978	7,371,829
Yandex NV, Class A(1)	413,400	8,321,742

		$173,591,513

Slovenia — 0.7%
Cinkarna Celje DD	4,134	$704,700
Gorenje DD(1)	120,554	760,846
KRKA DD	146,474	8,153,066
Luka Koper	34,436	906,556
Petrol	15,934	5,442,552
Sava Reinsurance Co.	58,474	813,596
Telekom Slovenije DD	27,595	2,064,369
Zavarovalnica Triglav DD	64,022	1,561,400

		$20,407,085

Security	Shares	Value

South Africa — 6.1%
AECI, Ltd.	108,017	$796,136
African Rainbow Minerals, Ltd.	33,300	236,975
Anglo American Platinum, Ltd.(1)	15,100	288,081
AngloGold Ashanti, Ltd.(1)	70,634	750,395
AngloGold Ashanti, Ltd. ADR(1)	79,199	832,381
Aspen Pharmacare Holdings, Ltd.	301,772	6,216,728
Assore, Ltd.	24,358	423,027
Astral Foods, Ltd.	26,100	244,780
Aveng, Ltd.(1)	697,596	403,348
AVI, Ltd.	228,000	1,512,714
Barclays Africa Group, Ltd.	203,773	2,501,167
Barloworld, Ltd.	463,800	3,966,267
Bid Corp., Ltd.	455,103	8,066,263
Bidvest Group, Ltd. (The)	455,103	5,992,501
Clicks Group, Ltd.	218,200	1,831,313
DataTec, Ltd.	305,900	1,099,467
Discovery, Ltd.	221,254	1,842,593
Exxaro Resources, Ltd.	92,500	597,273
FirstRand, Ltd.	956,285	3,690,121
Foschini Group, Ltd. (The)	104,323	1,204,516
Gold Fields, Ltd.	255,380	772,327
Grindrod, Ltd.	350,600	342,136
Growthpoint Properties, Ltd.	942,500	1,774,530
Harmony Gold Mining Co., Ltd.	38,100	82,696
Hosken Consolidated Investments, Ltd.	33,700	334,591
Hyprop Investments, Ltd.	65,400	556,914
Impala Platinum Holdings, Ltd.(1)	133,586	411,010
Imperial Holdings, Ltd.	130,900	1,731,787
Investec, Ltd.	156,600	1,027,375
JSE, Ltd.	45,700	545,673
Kumba Iron Ore, Ltd.(1)	22,200	255,371
Lewis Group, Ltd.	39,800	121,841
Liberty Holdings, Ltd.	67,700	543,370
Life Healthcare Group Holdings, Ltd.	709,548	1,680,141
Massmart Holdings, Ltd.	48,804	448,850
MMI Holdings, Ltd.	554,133	946,332
Mondi, Ltd.	134,531	2,737,689
Montauk Holdings, Ltd.(1)	40,451	49,877
Mr Price Group, Ltd.	188,400	2,185,282
MTN Group, Ltd.	2,099,580	19,229,422
Murray & Roberts Holdings, Ltd.	689,700	578,904
Nampak, Ltd.	677,282	911,313
Naspers, Ltd., Class N	125,876	18,376,842
Nedbank Group, Ltd.	141,600	2,450,921
Netcare, Ltd.	659,100	1,531,787
Northam Platinum, Ltd.(1)	298,659	881,586

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Pick’n Pay Stores, Ltd.	213,731	$991,295
Rand Merchant Investment Holdings, Ltd.	449,000	1,296,044
Redefine Properties, Ltd.	1,959,096	1,595,243
Remgro, Ltd.	237,905	3,860,244
Reunert, Ltd.	401,800	1,987,956
RMB Holdings, Ltd.	520,200	2,514,268
Sanlam, Ltd.	883,390	4,040,828
Santam, Ltd.	27,610	468,386
Sappi, Ltd.(1)	593,587	3,872,306
Sasol, Ltd.	446,059	12,801,584
Shoprite Holdings, Ltd.	419,647	5,244,840
Sibanye Gold, Ltd.	1,052,080	1,889,173
SPAR Group, Ltd. (The)	79,260	1,148,618
Standard Bank Group, Ltd.	605,849	6,671,106
Steinhoff International Holdings NV	1,020,600	5,254,087
Sun International, Ltd.	33,860	213,849
Telkom SA SOC, Ltd.	333,000	1,785,392
Tiger Brands, Ltd.	207,487	5,998,130
Tongaat Hulett, Ltd.	25,322	240,682
Truworths International, Ltd.	299,341	1,731,241
Vodacom Group, Ltd.	444,200	4,921,044
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,246,596
Woolworths Holdings, Ltd.	355,542	1,839,593

		$174,617,118

South Korea — 5.7%
AMOREPACIFIC Corp.	10,613	$2,820,777
AMOREPACIFIC Group	19,571	2,150,975
BNK Financial Group, Inc.	55,807	400,331
Bukwang Pharmaceutical Co., Ltd.	33,651	732,926
Cell Biotech Co., Ltd.	7,242	291,131
Celltrion, Inc.(1)	42,489	3,768,403
Chabiotech Co., Ltd.(1)	115,772	1,212,641
Cheil Worldwide, Inc.	38,050	494,777
CJ CheilJedang Corp.	3,500	1,035,509
CJ Corp.	7,083	1,095,298
CJ Korea Express Corp.(1)	4,378	648,383
CJ O Shopping Co., Ltd.	1,122	150,880
Coway Co., Ltd.	15,560	1,137,357
Daelim Industrial Co., Ltd.	6,870	494,511
Daesang Corp.	29,700	648,635
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	252,478
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,319
DGB Financial Group Co., Ltd.	64,880	524,247
Dong-A ST Co., Ltd.	2,658	231,651
Dongbu Insurance Co., Ltd.	9,442	488,830

Security	Shares	Value

South Korea (continued)
Doosan Corp.	4,600	$398,895
E-MART, Inc.	8,311	1,258,507
Green Cross Corp.	2,863	371,803
GS Engineering & Construction Corp.(1)	35,833	783,482
GS Holdings Corp.	47,154	2,109,260
Hana Financial Group, Inc.	64,225	1,657,650
Hanjin Kal Corp.	8,977	113,616
Hanjin Transportation Co., Ltd.	10,500	250,150
Hankook Tire Co., Ltd.	27,617	1,327,705
Hanmi Pharmaceutical Co., Ltd.	2,253	568,144
Hanmi Science Co., Ltd.	22,829	1,151,105
Hanwha Chemical Corp.	65,820	1,341,744
Hanwha Corp.	27,900	808,330
Hotel Shilla Co., Ltd.	12,750	506,833
Hyosung Corp.	18,800	2,259,959
Hyundai Department Store Co., Ltd.	5,600	505,541
Hyundai Development Co. Engineering & Construction	26,580	987,482
Hyundai Engineering & Construction Co., Ltd.	26,794	947,846
Hyundai Glovis Co., Ltd.	11,450	1,462,880
Hyundai Heavy Industries Co., Ltd.(1)	2,393	287,429
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	373,529
Hyundai Mobis Co., Ltd.	12,626	2,756,547
Hyundai Motor Co.	33,990	4,100,468
Hyundai Motor Co., Second PFC Shares	3,773	309,848
Hyundai Steel Co.	49,615	2,335,241
Hyundai Wia Corp.	6,700	404,417
InBody Co., Ltd.	11,574	258,075
Industrial Bank of Korea	71,500	750,404
Kangwon Land, Inc.	36,658	1,084,730
KB Financial Group, Inc.	81,707	2,887,480
KB Financial Group, Inc. ADR(1)	7,488	264,252
KB Insurance Co., Ltd.	23,590	510,289
KCC Corp.	1,710	508,203
Kia Motors Corp.	64,887	2,106,014
KIWOOM Securities Co., Ltd.	8,011	476,499
Korea Electric Power Corp.	262,607	9,579,383
Korea Gas Corp.	15,047	603,873
Korea Investment Holdings Co., Ltd.	10,700	370,807
Korea Zinc Co., Ltd.	5,700	2,242,085
Korean Air Lines Co., Ltd.(1)	18,577	419,213
Korean Reinsurance Co.	52,474	494,947
KT Corp.	87,949	2,139,855
KT&G Corp.	49,980	4,180,817
Kumho Petrochemical Co., Ltd.	4,900	332,224
LG Chem, Ltd.	16,004	3,451,211
LG Corp.	45,183	2,243,252

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
LG Display Co., Ltd.	33,200	$861,403
LG Electronics, Inc.	9,019	385,043
LG Hausys, Ltd.	4,611	364,880
LG Household & Health Care, Ltd.	3,800	2,696,067
LG Life Sciences, Ltd.(1)	28,600	1,602,432
LG Uplus Corp.	278,220	2,636,940
Lotte Chemical Corp.	10,200	3,108,360
LOTTE Fine Chemical Co., Ltd.	10,800	274,203
Lotte Shopping Co., Ltd.	4,500	825,348
LS Corp.	7,030	344,867
LS Industrial Systems Co., Ltd.	4,500	147,928
Macrogen, Inc.(1)	13,950	379,118
Medy-Tox, Inc.	5,201	1,530,624
Mirae Asset Daewoo Co., Ltd.	58,559	350,348
Mirae Asset Securities Co., Ltd.	20,190	337,133
Naver Corp.	3,131	2,005,021
NCsoft Corp.	5,300	1,084,146
NH Investment & Securities Co., Ltd.	51,222	408,121
Nong Shim Co., Ltd.	1,100	302,759
OCI Co., Ltd.(1)	1,020	66,318
ORION Corp.	1,200	650,413
Osstem Implant Co., Ltd.(1)	12,166	610,134
POSCO	23,524	4,994,491
Posco Daewoo Corp.	10,502	234,430
S-Oil Corp.	24,372	1,705,818
S1 Corp.	10,130	735,598
Samsung C&T Corp.	21,421	2,218,059
Samsung Card Co., Ltd.	10,660	350,492
Samsung Electro-Mechanics Co., Ltd.	16,480	691,810
Samsung Electronics Co., Ltd.	11,354	16,898,295
Samsung Fire & Marine Insurance Co., Ltd.	8,763	1,947,106
Samsung Heavy Industries Co., Ltd.(1)	9,500	72,544
Samsung Life Insurance Co., Ltd.	23,664	2,202,535
Samsung SDI Co., Ltd.	7,925	713,435
Samsung Securities Co., Ltd.	14,212	372,280
Seegene, Inc.(1)	19,291	556,932
Shinhan Financial Group Co., Ltd.	102,298	3,836,293
Shinsegae, Inc.	2,179	317,292
SK Chemicals Co., Ltd.	12,100	670,438
SK Holdings Co., Ltd.	6,366	1,208,465
SK Hynix, Inc.	58,370	2,147,787
SK Innovation Co., Ltd.	67,596	8,180,333
SK Telecom Co., Ltd.	33,743	6,253,961
SK Telecom Co., Ltd. ADR	19,826	414,363
ViroMed Co., Ltd.(1)	12,347	1,053,827
Woori Bank	20,809	219,302

Security	Shares	Value

South Korea (continued)
Yuhan Corp.	7,108	$1,172,890
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,654

		$163,011,119

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$632,756
Aitken Spence PLC	867,213	376,622
Ceylon Tobacco Co. PLC	62,950	336,057
Chevron Lubricants Lanka PLC	1,378,614	1,444,108
Commercial Bank of Ceylon PLC	3,103,961	3,003,615
DFCC Bank PLC	648,984	530,920
Dialog Axiata PLC	15,786,381	1,106,851
Hatton National Bank PLC	1,383,687	2,077,462
Hemas Holdings PLC	282,108	185,974
John Keells Holdings PLC	5,864,940	5,675,371
Melstacorp, Ltd.(1)	6,057,336	2,405,951
National Development Bank PLC	1,051,846	1,096,339
Nations Trust Bank PLC	934,186	504,693
Sampath Bank PLC	818,413	1,428,481
Teejay Lanka PLC	699,521	198,880

		$21,004,080

Taiwan — 6.3%
Acer, Inc.	948,490	$383,231
Advanced Semiconductor Engineering, Inc.	1,298,281	1,323,580
Advantech Co., Ltd.	205,428	1,619,900
Altek Corp.	206,437	141,295
Ambassador Hotel	221,000	160,156
AmTRAN Technology Co., Ltd.	376,765	257,531
Asia Cement Corp.	1,183,967	963,061
Asia Optical Co., Inc.(1)	187,913	176,844
Asustek Computer, Inc.	216,174	1,769,895
AU Optronics Corp.	3,013,925	1,094,475
AU Optronics Corp. ADR	33,754	119,489
Capital Securities Corp.	605,143	181,685
Catcher Technology Co., Ltd.	215,100	1,486,706
Cathay Financial Holding Co., Ltd.	2,145,019	3,188,820
Cathay Real Estate Development Co., Ltd.(1)	462,000	260,562
Chang Hwa Commercial Bank, Ltd.	1,976,453	1,049,057
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,343,585
Cheng Uei Precision Industry Co., Ltd.	149,516	169,424
Chicony Electronics Co., Ltd.	159,718	369,784
China Airlines, Ltd.	940,963	270,966
China Development Financial Holding Corp.	5,090,106	1,267,151
China Life Insurance Co., Ltd.	983,749	972,677

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
China Motor Corp.	1,026,930	$834,196
China Petrochemical Development Corp.(1)	1,522,857	465,338
China Steel Corp.	6,433,886	4,890,703
Chipbond Technology Corp.	240,000	341,512
Chong Hong Construction Co., Ltd.	165,761	327,089
Chunghwa Telecom Co., Ltd.	2,476,909	7,777,681
Clevo Co.	206,579	177,876
Compal Electronics, Inc.	1,488,557	850,273
Coretronic Corp.	169,387	177,554
CTBC Financial Holding Co., Ltd.	6,143,273	3,351,205
Delta Electronics, Inc.	434,356	2,135,350
E.Sun Financial Holding Co., Ltd.	2,480,141	1,407,597
Elan Microelectronics Corp.	142,410	152,798
Epistar Corp.(1)	321,439	229,428
Eternal Materials Co., Ltd.	345,850	352,965
EVA Airways Corp.	1,768,426	796,704
Evergreen Marine Corp.(1)	1,171,314	402,437
Everlight Chemical Industrial Corp.	379,054	236,950
Everlight Electronics Co., Ltd.	103,212	147,316
Far Eastern Department Stores, Ltd.	1,496,944	741,505
Far Eastern International Bank	1,013,613	285,797
Far Eastern New Century Corp.	2,069,313	1,549,675
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,696,224
Faraday Technology Corp.	262,329	245,361
Feng Hsin Steel Co., Ltd.	172,000	241,205
FIH Mobile, Ltd.	1,168,000	368,191
First Financial Holding Co., Ltd.	3,478,351	1,851,885
Formosa Chemicals & Fibre Corp.	1,780,214	5,301,728
Formosa International Hotels Corp.	40,132	210,251
Formosa Petrochemical Corp.	985,153	3,409,184
Formosa Plastics Corp.	2,620,853	7,224,609
Formosa Taffeta Co., Ltd.	545,000	497,300
Formosan Rubber Group, Inc.	405,000	200,779
Foxconn Technology Co., Ltd.	340,221	895,132
Fubon Financial Holding Co., Ltd.	1,538,833	2,425,736
Giant Manufacturing Co., Ltd.	228,093	1,291,668
Gintech Energy Corp.(1)	286,877	171,141
Goldsun Building Materials Co., Ltd.	617,053	127,070
Great Wall Enterprise Co., Ltd.	321,362	289,397
Highwealth Construction Corp.	325,556	459,247
Hiwin Technologies Corp.	184,905	844,124
Hon Hai Precision Industry Co., Ltd.	2,955,636	7,687,868
Hotai Motor Co., Ltd.	98,000	1,117,877
HTC Corp.(1)	246,311	600,286
Hua Nan Financial Holdings Co., Ltd.	2,838,133	1,426,982
Huaku Development Co., Ltd.	187,010	350,835

Security	Shares	Value

Taiwan (continued)
Innolux Corp.	2,855,987	$1,022,428
Inventec Corp.	1,330,753	907,804
King Yuan Electronics Co., Ltd.	711,274	554,330
Kinsus Interconnect Technology Corp.	166,280	365,513
Largan Precision Co., Ltd.	21,042	2,452,684
LCY Chemical Corp.	253,644	349,229
Lite-On Technology Corp.	751,508	1,130,155
Macronix International Corp., Ltd.(1)	1,015,868	145,752
MediaTek, Inc.	378,371	2,527,798
Mega Financial Holding Co., Ltd.	3,731,240	2,653,478
Merida Industry Co., Ltd.	435,907	1,940,634
Mitac Holdings Corp.	325,498	310,980
Nan Kang Rubber Tire Co., Ltd.	889,819	811,167
Nan Ya Plastics Corp.	3,006,303	6,622,036
Nanya Technology Corp.	311,276	463,001
Novatek Microelectronics Corp., Ltd.	263,479	865,948
Oriental Union Chemical Corp.	453,200	323,574
Pegatron Corp.	553,486	1,316,760
Phison Electronics Corp.	43,692	343,627
Pou Chen Corp.	2,168,764	2,695,045
Powertech Technology, Inc.	366,725	984,105
President Chain Store Corp.	619,120	4,425,611
Quanta Computer, Inc.	905,065	1,686,490
Radiant Opto-Electronics Corp.	206,350	356,889
Radium Life Tech Co., Ltd.(1)	342,068	99,407
Realtek Semiconductor Corp.	165,542	522,824
Ruentex Development Co., Ltd.(1)	338,533	384,880
Ruentex Industries, Ltd.	1,161,953	1,921,529
Sanyang Motor Co., Ltd.	1,509,000	968,561
Shin Kong Financial Holding Co., Ltd.(1)	3,270,375	798,807
Shin Kong Synthetic Fibers Corp.	965,996	270,715
Siliconware Precision Industries Co., Ltd.	613,260	909,656
Simplo Technology Co., Ltd.	123,820	356,100
Sino-American Silicon Products, Inc.	183,259	188,792
SinoPac Financial Holdings Co., Ltd.	4,187,725	1,177,104
Solar Applied Materials Technology Corp.(1)(2)	329,817	0
Synnex Technology International Corp.	684,558	687,902
Tainan Spinning Co., Ltd.	1,445,010	546,713
Taishin Financial Holding Co., Ltd.	3,777,914	1,379,623
Taiwan Business Bank	1,945,531	491,061
Taiwan Cement Corp.	1,724,118	1,873,792
Taiwan Cooperative Financial Holding Co., Ltd.	2,473,709	1,076,398
Taiwan Fertilizer Co., Ltd.	436,000	542,400
Taiwan Glass Industry Corp.(1)	252,874	104,112
Taiwan Mobile Co., Ltd.	1,170,052	3,766,769
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	20,141,397

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Tea Corp.	661,346	$287,094
Tatung Co., Ltd.(1)	1,214,645	358,142
Teco Electric & Machinery Co., Ltd.	1,226,000	1,057,615
Tong Yang Industry Co., Ltd.	379,826	745,567
TPK Holding Co., Ltd.(1)	83,515	153,064
Transcend Information, Inc.	63,886	168,761
Tripod Technology Corp.	152,979	345,452
TSRC Corp.	381,087	389,656
TTY Biopharm Co., Ltd.	307,255	972,308
Tung Ho Steel Enterprise Corp.	293,385	192,053
U-Ming Marine Transport Corp.	202,000	157,403
Uni-President Enterprises Corp.	3,855,626	6,357,401
Unimicron Technology Corp.	527,171	201,930
United Microelectronics Corp.	3,348,361	1,179,197
United Microelectronics Corp. ADR	93,397	163,445
Vanguard International Semiconductor Corp.	784,175	1,358,799
Walsin Lihwa Corp.	1,085,980	398,018
Wan Hai Lines, Ltd.	606,375	306,474
Waterland Financial Holdings	1,621,128	413,611
Wintek Corp.(2)	706,482	0
Wistron Corp.	935,875	721,236
WPG Holdings Co., Ltd.	548,136	644,164
Yageo Corp.	170,042	308,826
Yang Ming Marine Transport(1)	1,116,288	166,936
YFY, Inc.	1,451,414	434,410
Yieh Phui Enterprise(1)	1,004,233	349,088
Yuanta Financial Holding Co., Ltd.	4,019,729	1,490,725
Yulon Motor Co., Ltd.	1,212,420	1,005,245

		$181,926,103

Thailand — 3.1%
Advanced Info Service PCL(6)	809,800	$3,316,366
Airports of Thailand PCL(6)	346,800	3,851,114
AP Thailand PCL(6)	4,609,660	963,002
Bangkok Bank PCL(6)	198,400	880,805
Bangkok Dusit Medical Services PCL(6)	6,953,300	4,477,251
Bangkok Expressway & Metro PCL(6)	7,754,354	1,609,817
Banpu PCL(6)	2,037,000	1,085,017
BEC World PCL(6)	1,693,300	783,927
Berli Jucker PCL(6)	2,875,000	4,021,416
Bumrungrad Hospital PCL(6)	676,700	3,414,627
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	147,369
Central Pattana PCL(6)	538,000	850,374
Charoen Pokphand Foods PCL(6)	2,464,100	2,024,799
CP ALL PCL(6)	2,539,200	4,425,421
Delta Electronics (Thailand) PCL(6)	1,516,370	3,444,789

Security	Shares	Value

Thailand (continued)
Electricity Generating PCL(6)	382,000	$2,119,287
Glow Energy PCL(6)	803,700	1,770,426
Hana Microelectronics PCL(6)	1,416,900	1,560,149
Home Product Center PCL(6)	1,565,760	444,992
Indorama Ventures PCL(6)	1,721,800	1,603,770
Intouch Holdings PCL(6)	1,520,200	2,106,745
IRPC PCL(6)	9,870,200	1,320,095
Italian-Thai Development PCL(1)(6)	4,014,629	550,374
Kasikornbank PCL(6)	364,900	1,802,147
KCE Electronics PCL(6)	328,300	1,116,325
Kiatnakin Bank PCL(6)	555,000	912,288
Krung Thai Bank PCL(6)	1,610,225	793,418
Land & Houses PCL(6)	896,600	244,623
Major Cineplex Group PCL(6)	1,728,400	1,578,032
Minor International PCL(6)	3,179,761	3,167,278
Precious Shipping PCL(1)(6)	933,750	213,254
PTT Exploration & Production PCL(6)	1,033,716	2,768,791
PTT Global Chemical PCL(6)	1,519,650	2,664,266
PTT PCL(6)	550,700	5,701,453
Quality House PCL(6)	9,121,583	656,001
Ratchaburi Electricity Generating Holding PCL(6)	578,300	806,584
Samart Corp. PCL(6)	718,600	250,330
Siam Cement PCL(6)	285,200	3,943,571
Siam City Cement PCL(6)	64,900	492,399
Siam Commercial Bank PCL(6)	439,500	1,863,844
Sino-Thai Engineering & Construction PCL(6)	1,387,400	1,072,103
Superblock PCL(1)(6)	8,463,500	358,618
SVI PCL(6)	1,450,800	206,422
Thai Airways International PCL(1)(6)	1,290,500	816,310
Thai Beverage PCL	5,055,800	2,962,168
Thai Oil PCL(6)	812,500	1,636,850
Thai Union Group PCL(6)	2,183,692	1,278,766
Thanachart Capital PCL(6)	460,200	564,627
Thoresen Thai Agencies PCL(6)	2,257,887	572,066
TMB Bank PCL(6)	5,321,200	311,206
Total Access Communication PCL(6)	790,500	831,363
TPI Polene PCL(6)	19,506,000	1,337,248
True Corp. PCL(6)	7,849,382	1,562,682
TTCL PCL(6)	254,300	138,143
TTW PCL(6)	4,040,000	1,205,549

		$90,600,657

Turkey — 2.9%
Akbank TAS	1,569,418	$3,474,153
Akcansa Cimento AS	90,700	352,197
Akenerji Elektrik Uretim AS(1)	524,095	126,200

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Aksa Akrilik Kimya Sanayii AS	228,054	$593,008
Alarko Holding AS	207,704	254,677
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	201,597
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,419,782
Arcelik AS	627,359	3,767,962
Asya Katilim Bankasi AS(2)	621,338	0
Aygaz AS(1)	177,606	605,258
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	107,941
BIM Birlesik Magazalar AS	318,192	4,415,584
Cimsa Cimento Sanayi ve Ticaret AS	116,200	519,940
Coca-Cola Icecek AS	112,100	1,050,952
Dogan Sirketler Grubu Holding AS(1)	2,165,468	465,921
Dogus Otomotiv Servis ve Ticaret AS	140,556	349,359
Eczacibasi Ilac Sanayi ve Ticaret AS	735,375	649,754
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,959,239	4,200,105
Enka Insaat ve Sanayi AS	1,750,953	2,667,090
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	6,166,864
Ford Otomotiv Sanayi AS	189,160	1,638,868
Gubre Fabrikalari TAS	386,800	479,693
Haci Omer Sabanci Holding AS	1,118,249	2,894,859
Ihlas Holding AS(1)	3,341,600	283,929
Is Gayrimenkul Yatirim Ortakligi AS	1,308,951	578,284
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,170,818
KOC Holding AS	1,097,419	4,288,901
Koza Altin Isletmeleri AS(1)	122,800	567,084
Net Holding AS(1)	282,129	226,320
Petkim Petrokimya Holding AS	1,788,061	1,873,618
Sekerbank TAS(1)	673,641	225,220
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	211,548
TAV Havalimanlari Holding AS	212,009	842,153
Tekfen Holding AS	409,091	748,905
Tofas Turk Otomobil Fabrikasi AS	299,386	2,088,837
Trakya Cam Sanayii AS	673,159	541,533
Tupras-Turkiye Petrol Rafinerileri AS	452,941	9,076,206
Turcas Petrol AS	420,874	174,029
Turk Hava Yollari AO(1)	748,507	1,061,823
Turk Sise ve Cam Fabrikalari AS	1,718,588	1,863,430
Turk Telekomunikasyon AS	1,057,800	1,581,116
Turkcell Iletisim Hizmetleri AS(1)	2,152,775	5,944,254
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	265,609
Turkiye Garanti Bankasi AS	1,812,125	3,908,065
Turkiye Halk Bankasi AS	536,500	1,417,667
Turkiye Is Bankasi, Class B	1,244,619	1,825,301
Turkiye Sinai Kalkinma Bankasi AS	1,719,381	686,502
Turkiye Vakiflar Bankasi TAO, Class D	1,021,671	1,257,469

Security	Shares	Value

Turkey (continued)
Ulker Biskuvi Sanayi AS	204,629	$936,628
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,030,630
Yapi ve Kredi Bankasi AS(1)	827,536	802,923
Yazicilar Holding AS	107,100	399,150

		$82,279,716

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,818,482
Abu Dhabi National Hotels	832,200	718,254
Agthia Group PJSC	623,000	1,205,231
Air Arabia PJSC	6,041,100	2,186,859
Ajman Bank PJSC(1)	677,245	244,947
Al Waha Capital PJSC	1,401,285	737,252
Aldar Properties PJSC	3,816,500	2,725,484
Arabtec Holding PJSC(1)	7,431,105	2,639,296
Dana Gas PJSC(1)	3,612,782	530,340
DP World, Ltd.	416,236	7,290,041
Dubai Financial Market PJSC	1,713,500	582,121
Dubai Investments PJSC	1,313,593	849,558
Dubai Islamic Bank PJSC	1,037,500	1,572,438
Emaar Properties PJSC	3,506,022	6,797,554
Emirates Telecommunications Group Co. PJSC	281,055	1,438,173
First Gulf Bank PJSC	1,231,388	4,306,662
National Bank of Abu Dhabi PJSC	1,606,429	4,367,998
National Bank of Ras Al-Khaimah PSC (The)	62,608	84,367
National Central Cooling Co. (Tabreed)	1,050,547	575,490
Ras Al Khaimah Properties PJSC	1,262,100	225,333
Ras Al Khaimah White Cement	732,778	245,278
Union National Bank PJSC	1,180,087	1,457,187

		$44,598,345

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$2,127,516
Bao Viet Holdings	371,340	946,755
Danang Rubber JSC	463,076	650,181
Development Investment Construction Corp.(1)	589,411	197,853
FPT Corp.	2	4
Gemadept Corp.	972,649	1,151,852
HAGL JSC(1)	1,153,680	270,280
Hoa Phat Group JSC	1,677,855	3,172,311
KIDO Group Corp.	387,216	617,481
Kinh Bac City Development Share Holding Corp.(1)	590,200	358,840
Masan Group Corp.(1)	456,400	1,298,654
PetroVietnam Construction JSC(1)	870,460	91,496
PetroVietnam Drilling & Well Services JSC(1)	824,017	745,894

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
PetroVietnam Fertilizer & Chemical JSC	342,540	$335,974
PetroVietnam Gas JSC	69,600	184,821
Pha Lai Thermal Power JSC	754,210	552,735
Refrigeration Electrical Engineering Corp.	243,788	263,506
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	350,344
Tan Tao Investment & Industry JSC(1)	1,048,757	183,809
Vietnam Construction and Import-Export JSC	459,600	272,172
Vietnam Dairy Products JSC	450,380	2,479,928
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	1,081,023	714,490
Vingroup JSC(1)	2,199,259	4,049,230
Vinh Son - Song Hinh Hydropower JSC	750,120	510,045

		$21,526,171

Total Common Stocks (identified cost $2,624,987,723)		$2,834,036,087

Equity-Linked Securities(3)(7) — 1.0%

Security	Maturity Date	Shares	Value

Saudi Arabia — 1.0%
Abdullah Al Othaim Markets	7/31/17	14,400	$378,639
Al Hammadi Development and Industrial Corp.	8/21/17	62,917	698,649
Al Rajhi Bank	1/22/18	126,533	2,129,519
Al Tayyar	3/5/18	74,582	728,759
Alinma Bank	1/22/18	182,900	735,103
Almarai Co.	7/31/17	86,069	1,568,991
Arab National Bank	5/12/17	96,000	565,642
Bank Albilad	3/5/18	38,550	211,981
Banque Saudi Fransi	1/22/18	65,833	457,220
Company for Cooperative Insurance (The)	7/31/17	21,600	624,106
Dar Al Arkan Real Estate Development	7/20/18	518,953	854,352
Emaar Economic City	4/28/18	205,921	940,174
Etihad Etisalat Co.	11/20/17	156,722	1,001,759
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	526,147
Fitaihi Holding Group	9/14/18	57,200	200,157
Jarir Marketing Co.	1/22/18	26,212	808,031
Mobile Telecommunications Co.	4/30/18	251,298	557,768
Mouwasat Medical Services Co.	3/5/18	11,798	460,810
National Agriculture Development Co. (The)	12/11/18	41,405	264,659
National Commercial Bank	11/20/17	32,554	369,734
National Industrialization Co.	8/26/19	175,407	817,221
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	263,701

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Riyad Bank	11/20/17	137,000	$422,782
Sahara Petrochemical Co.	9/14/18	101,700	400,612
Samba Financial Group	6/29/17	89,776	583,418
Saudi Airlines Catering Co.	5/28/18	23,421	644,720
Saudi Arabian Fertilizer Co.	7/31/17	24,333	487,367
Saudi Arabian Mining Co.	4/30/18	45,000	467,300
Saudi Basic Industries Corp.	1/22/18	91,400	2,226,636
Saudi British Bank	1/22/18	95,300	633,926
Saudi Cable Co.	7/20/18	141,499	229,179
Saudi Cement Co.	7/20/18	20,250	383,993
Saudi Ceramic Co.	3/5/18	35,563	316,207
Saudi Chemical Co.	4/23/18	11,900	123,734
Saudi Electricity Co.	1/22/18	329,377	1,969,263
Saudi Ground Services Co.	6/25/18	33,401	588,846
Saudi Industrial Investment Group	10/9/17	49,800	249,941
Saudi International Petrochemicals Co.	1/22/18	67,870	341,990
Saudi Kayan Petrochemical Co.	1/22/18	145,500	344,275
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	549,725
Saudi Telecom Co.	4/23/18	108,000	2,091,150
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	180,053
Savola Group	2/6/17	93,100	996,575
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	142,100
Yanbu National Petrochemical Co.	7/31/17	29,100	419,920

Total Equity-Linked Securities (identified cost $33,694,076)			$29,956,834

Rights(1) — 0.0%

Security	Shares	Value

TPI Polene PCL	120,407	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%(5)

Security	Shares	Value
Banpu PCL, Exp. 6/5/17, Strike THB 5.00	679,000	$261,660

Total Warrants (identified cost $0)		$261,660

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(5)

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/17	$20	$19,851

Total Short-Term Investments (identified cost $19,851)		$19,851

Total Investments — 99.3% (identified cost $2,658,701,650)		$2,864,274,432

Other Assets, Less Liabilities — 0.7%		$19,946,252

Net Assets — 100.0%		$2,884,220,684

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $34,129,966 or 1.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, the aggregate value of these securities is $52,542,667 or 1.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	9.8%	$283,106,971
Hong Kong Dollar	8.1	232,453,262
New Taiwan Dollar	6.3	181,274,978
Mexican Peso	5.9	170,892,799
South African Rand	5.8	168,530,650
Brazilian Real	5.8	168,246,389
South Korean Won	5.6	162,332,504
Indian Rupee	5.4	154,268,587
Polish Zloty	3.1	89,763,965
Thai Baht	3.0	87,900,149
Indonesian Rupiah	2.9	84,126,768
Philippine Peso	2.9	82,233,487
New Turkish Lira	2.8	82,014,107
Malaysian Ringgit	2.8	79,903,956
Euro	2.7	76,424,248
Chilean Peso	2.4	70,623,387
Russian Ruble	2.4	68,528,488
Kuwaiti Dinar	1.9	55,174,795
United Arab Emirates Dirham	1.7	47,849,351
Qatari Riyal	1.6	47,055,003
Pakistani Rupee	1.5	43,634,071
Colombian Peso	1.3	36,600,858
Egyptian Pound	1.1	31,261,074
Other currency, less than 1% each	12.5	360,074,585

Total Investments	99.3%	$2,864,274,432

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.6%	$564,278,904
Materials	12.1	348,193,728
Consumer Staples	9.6	277,606,437
Energy	9.6	275,822,372
Industrials	9.5	275,053,992
Telecommunication Services	9.5	273,809,190
Consumer Discretionary	9.4	272,770,832
Information Technology	7.0	203,692,119
Utilities	6.0	172,356,521
Health Care	3.9	111,896,732
Real Estate	3.1	88,773,754
Short-Term Investments	0.0 (1)	19,851

Total Investments	99.3%	$2,864,274,432

(1)	Amount is less than 0.05%.

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2016
Investments, at value (identified cost, $2,658,701,650)	$2,864,274,432
Cash	429,819
Foreign currency, at value (identified cost, $3,086,269)	2,733,528
Dividends and interest receivable	2,940,098
Receivable for investments sold	44,680,767
Receivable for Fund shares sold	16,285,162
Tax reclaims receivable	222,093
Miscellaneous receivable	3,145,000
Total assets	$2,934,710,899

Liabilities
Demand note payable	$33,500,000
Payable for investments purchased	50,917
Payable for Fund shares redeemed	12,610,684
Payable to affiliates:
Investment adviser fee	1,113,934
Administration fee	1,237,704
Accrued foreign capital gains taxes	1,964,915
Accrued expenses	12,061
Total liabilities	$50,490,215
Net Assets	$2,884,220,684

Sources of Net Assets
Paid-in capital	$2,779,217,269
Accumulated net realized loss	(79,367,599)
Accumulated distributions in excess of net investment income	(18,898,309)
Net unrealized appreciation	203,269,323
Total	$2,884,220,684

Institutional Class Shares
Net Assets	$2,884,220,684
Shares Outstanding	68,855,179
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$41.89

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2016
Dividends (net of foreign taxes, $4,133,269)	$31,010,846
Interest	1,022
Total investment income	$31,011,868

Expenses
Investment adviser fee	$6,756,254
Administration fee	7,506,949
Interest expense	40,482
Total expenses	$14,303,685

Net investment income	$16,708,183

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(25,410,955)
Foreign currency transactions	(1,261,539)
Net realized loss	$(26,672,494)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $910,488)	$88,648,361
Foreign currency	180,299
Net change in unrealized appreciation (depreciation)	$88,828,660

Net realized and unrealized gain	$62,156,166

Net increase in net assets from operations	$78,864,349

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
From operations —
Net investment income	$16,708,183	$58,616,818
Net realized gain (loss) from investment and foreign currency transactions	(26,672,494)	18,907,552
Net change in unrealized appreciation (depreciation) from investments and foreign currency	88,828,660	(442,786,934)
Net increase (decrease) in net assets from operations	$78,864,349	$(365,262,564)
Distributions to shareholders —
From net investment income	$(47,871,238)	$(57,084,671)
Total distributions to shareholders	$(47,871,238)	$(57,084,671)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$390,582,842	$306,372,745
Net asset value of shares issued to shareholders in payment of distributions declared	39,655,320	44,659,318
Cost of shares redeemed	(431,926,037)	(787,590,641)
Redemption fees	3,946,175	11,906,949
Net increase (decrease) in net assets from Fund share transactions	$2,258,300	$(424,651,629)

Net increase (decrease) in net assets	$33,251,411	$(846,998,864)

Net Assets
At beginning of period	$2,850,969,273	$3,697,968,137
At end of period	$2,884,220,684	$2,850,969,273

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(18,898,309)	$12,264,746

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Financial Highlights

	Institutional Class
	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$41.370		$46.230	$52.430	$45.870	$44.060	$51.610

Income (Loss) From Operations
Net investment income(1)	$0.241		$0.799	$0.838	$0.805	$0.941	$0.874
Net realized and unrealized gain (loss)	0.921		(5.019)	(6.134)	6.518	1.724	(7.866)

Total income (loss) from operations	$1.162		$(4.220)	$(5.296)	$7.323	$2.665	$(6.992)

Less Distributions
From net investment income	$(0.699)		$(0.802)	$(0.981)	$(0.854)	$(0.941)	$(0.631)

Total distributions	$(0.699)		$(0.802)	$(0.981)	$(0.854)	$(0.941)	$(0.631)

Redemption fees(1)(2)	$0.057		$0.162	$0.077	$0.091	$0.086	$0.073

Net asset value — End of period	$41.890		$41.370	$46.230	$52.430	$45.870	$44.060

Total Return(3)	2.97	%(4)	(8.64)%	(9.93)%	16.30%	6.14%	(13.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,884,221		$2,850,969	$3,697,968	$3,886,328	$3,090,101	$2,648,747
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)	0.95%	0.95%	0.95%	0.96%	0.96%
Net investment income	1.11	%(5)	1.99%	1.71%	1.65%	1.98%	1.94%
Portfolio Turnover	6	%(4)	2%	10%	6%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

32	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

33

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

34

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 and deferred capital losses of $49,402,301 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2016, $12,608,555 are short-term and $36,793,746 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,689,938,236

Gross unrealized appreciation	$680,864,217
Gross unrealized depreciation	(506,528,021)

Net unrealized appreciation	$174,336,196

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2016, the investment adviser fee amounted to $6,756,254. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2016, the administration fee amounted to $7,506,949. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2016, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $162,713,659 and $193,140,510, respectively, for the six months ended December 31, 2016.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016

Sales	9,057,692	7,708,481
Issued to shareholders electing to receive payments of distributions in Fund shares	957,395	1,166,040
Redemptions	(10,081,204)	(19,941,971)

Net decrease	(66,117)	(11,067,450)

35

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

For the six months ended December 31, 2016 and the year ended June 30, 2016, the Fund received $3,946,175 and $11,906,949, respectively, in redemption fees.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2016, the Fund had a balance outstanding pursuant to this line of credit of $33,500,000 at an interest rate of 1.66%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2016. The Fund’s average borrowings or allocated fees during the six months ended December 31, 2016 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$26,719,361	$1,225,565,817		$0	$1,252,285,178
Emerging Europe	19,778,690	494,742,891		0	514,521,581
Latin America	557,240,158	—		—	557,240,158
Middle East/Africa	4,272,998	505,716,172		0	509,989,170

Total Common Stocks	$608,011,207	$2,226,024,880	**	$0	$2,834,036,087

Equity-Linked Securities	$—	$29,956,834		$—	$29,956,834
Rights	0	—		—	0
Warrants	261,660	—		—	261,660
Short-Term Investments	—	19,851		—	19,851

Total Investments	$608,272,867	$2,256,001,565		$0	$2,864,274,432

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2016 is not presented. At December 31, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

37

Parametric Tax-Managed Emerging Markets Fund

December 31, 2016

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

38

Eaton Vance Funds

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

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•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.16

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit

Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017